Schedule of Investments (unaudited)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$4,110	$4,276,147
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)(b)	1,220	1,284,050
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	1,245	1,255,894
3.75%, 02/15/28 (Call 02/15/23)(b)	2,932	2,975,130
4.00%, 02/15/30 (Call 02/15/25)	2,842	2,913,050
4.88%, 01/15/29 (Call 01/15/24)(b)	1,809	1,917,540
5.75%, 02/01/26 (Call 02/03/21)	3,099	3,188,561
MDC Partners Inc., 7.50%, 05/01/24 (Call 03/01/21)(a)(b)(c)	4,718	4,812,360
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,776	1,602,840
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	1,295	1,285,288
4.63%, 03/15/30 (Call 03/15/25)(a)	2,475	2,468,812
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	3,472	3,578,938
5.63%, 02/15/24 (Call 02/16/21)	2,333	2,357,496
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	2,050	2,170,437
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	5,375	5,811,719
		41,898,262
Aerospace & Defense — 1.9%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	6,267	6,894,389
5.87%, 02/23/22	2,082	2,173,087
5.90%, 02/01/27(b)	3,181	3,702,779
5.95%, 02/01/37(b)	2,744	3,357,970
6.75%, 01/15/28(b)	1,604	1,957,169
6.88%, 05/01/25 (Call 04/01/25)(b)	6,799	7,920,835
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 03/01/21)(a)	1,510	1,579,838
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)(b)	2,978	3,089,675
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	5,016	4,978,380
5.75%, 10/15/27 (Call 07/15/27)(a)	5,225	5,590,750
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	3,574	3,643,264
5.38%, 05/01/26 (Call 05/01/21)(a)	2,620	2,684,714
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	675	703,485
3.95%, 06/15/23 (Call 05/15/23)	1,349	1,333,824
4.60%, 06/15/28 (Call 03/15/28)(b)	4,150	3,977,505
5.50%, 01/15/25 (Call 10/15/22)(a)	2,692	2,823,235
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	5,891	6,319,335
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	4,364	4,912,249
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	4,675	4,642,883
5.50%, 11/15/27 (Call 11/15/22)	13,485	13,838,307
6.25%, 03/15/26 (Call 03/15/22)(a)	20,126	21,287,270
6.38%, 06/15/26 (Call 06/15/21)(b)	4,973	5,134,622
6.50%, 07/15/24 (Call 02/14/21)	5,062	5,150,585
6.50%, 05/15/25 (Call 03/01/21)	3,638	3,728,950
7.50%, 03/15/27 (Call 03/15/22)(b)	2,930	3,135,100
8.00%, 12/15/25 (Call 04/08/22)(a)	5,665	6,196,094
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	2,632	2,772,737
Security	Par (000)	Value

Aerospace & Defense (continued)
Triumph Group Inc.
5.25%, 06/01/22 (Call 03/01/21)(b)	$1,112	$1,056,400
6.25%, 09/15/24 (Call 03/01/21)(a)(b)	3,035	2,991,372
7.75%, 08/15/25 (Call 03/01/21)(b)	2,474	2,319,375
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	3,446	3,792,754
		143,688,932
Agriculture — 0.2%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 03/01/21)(a)(b)	1,516	1,559,585
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)(b)	2,594	2,743,155
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	2,410	2,487,915
6.13%, 02/01/25 (Call 02/01/21)(a)	4,378	4,445,027
10.50%, 11/01/26 (Call 11/01/21)(a)	3,228	3,454,864
		14,690,546
Airlines — 0.7%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	2,007	1,537,864
5.00%, 06/01/22(a)(b)	2,801	2,632,940
American Airlines Inc., 11.75%, 07/15/25(a)	12,675	14,648,498
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	4,555	4,475,288
3.63%, 03/15/22 (Call 02/15/22)	3,357	3,414,446
3.75%, 10/28/29 (Call 07/28/29)(b)	2,918	2,864,571
3.80%, 04/19/23 (Call 03/19/23)(b)	2,573	2,637,581
4.38%, 04/19/28 (Call 01/19/28)(b)	2,975	3,040,834
7.38%, 01/15/26 (Call 12/15/25)(b)	6,267	7,199,697
Hawaiian Brand Intellect, 5.75%, 01/20/26 (Call 03/01/24)(a)	890	925,600
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	4,480	5,082,560
United Airlines Holdings Inc.
4.25%, 10/01/22(b)	2,531	2,531,000
4.88%, 01/15/25(b)	1,844	1,776,961
5.00%, 02/01/24(b)	1,440	1,420,632
		54,188,472
Apparel — 0.5%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	4,718	4,979,401
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	4,782	5,176,515
5.38%, 05/15/25 (Call 05/15/22)(a)	3,845	4,098,885
Levi Strauss & Co., 5.00%, 05/01/25 (Call 03/01/21)(b)	4,091	4,199,821
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)(b)	2,784	2,944,191
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	3,353	3,360,662
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	2,873	3,052,562
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	3,035	3,205,719
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(a)(b)	967	988,758
6.38%, 05/15/25 (Call 05/15/22)(a)(b)	1,663	1,766,937
		33,773,451
Auto Manufacturers — 2.8%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	3,450	3,430,956
4.75%, 10/01/27 (Call 10/01/22)(a)	2,300	2,404,190
5.88%, 06/01/29 (Call 06/01/24)(a)	4,000	4,409,080

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	$5,615	$6,070,124
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 03/01/21)(a)	3,498	3,583,981
Ford Holdings LLC, 9.30%, 03/01/30(b)	223	294,485
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	4,268	4,563,303
4.75%, 01/15/43(b)	6,675	6,737,105
5.29%, 12/08/46 (Call 06/08/46)	3,653	3,848,180
6.38%, 02/01/29	547	609,221
6.63%, 10/01/28	1,435	1,666,394
7.40%, 11/01/46	920	1,112,924
7.45%, 07/16/31	5,200	6,643,000
8.50%, 04/21/23	10,295	11,535,547
9.00%, 04/22/25 (Call 03/22/25)	10,180	12,406,875
9.63%, 04/22/30 (Call 01/22/30)(b)	3,335	4,726,324
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(b)	2,103	2,126,659
3.09%, 01/09/23	4,366	4,414,244
3.10%, 05/04/23	2,761	2,790,336
3.22%, 01/09/22(b)	1,650	1,663,406
3.34%, 03/28/22 (Call 02/28/22)	2,138	2,165,858
3.35%, 11/01/22	3,281	3,333,332
3.37%, 11/17/23(b)	2,845	2,894,987
3.38%, 11/13/25 (Call 10/13/25)	7,260	7,379,427
3.55%, 10/07/22(b)	1,060	1,074,893
3.66%, 09/08/24	2,290	2,348,624
3.81%, 10/12/21(b)	685	694,097
3.81%, 01/09/24 (Call 11/09/23)	2,140	2,212,225
3.82%, 11/02/27 (Call 08/02/27)	2,191	2,253,279
4.00%, 11/13/30 (Call 08/13/30)	6,055	6,206,375
4.06%, 11/01/24 (Call 10/01/24)(b)	4,330	4,508,136
4.13%, 08/04/25	4,266	4,479,791
4.13%, 08/17/27 (Call 06/17/27)	3,965	4,173,162
4.14%, 02/15/23 (Call 01/15/23)	2,464	2,537,920
4.25%, 09/20/22	1,790	1,848,193
4.27%, 01/09/27 (Call 11/09/26)	3,297	3,474,214
4.38%, 08/06/23	3,243	3,377,455
4.39%, 01/08/26(b)	5,414	5,759,142
4.54%, 08/01/26 (Call 06/01/26)(b)	2,465	2,637,550
4.69%, 06/09/25 (Call 04/09/25)(b)	1,882	2,004,330
5.11%, 05/03/29 (Call 02/03/29)	4,400	4,842,805
5.13%, 06/16/25 (Call 05/16/25)	5,405	5,869,830
5.58%, 03/18/24 (Call 02/18/24)	4,425	4,781,345
5.60%, 01/07/22	2,665	2,744,950
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	2,771	2,688,514
5.63%, 02/01/23 (Call 03/01/21)(a)	2,855	2,840,725
5.88%, 01/15/28 (Call 01/15/24)(a)	2,600	2,647,645
7.75%, 10/15/25 (Call 10/15/22)(a)	3,740	4,057,900
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(a)(b)	2,935	3,125,775
Mclaren Finance PLC, 5.75%, 08/01/22 (Call 02/08/21)(a)(b)	1,647	1,585,238
Navistar International Corp.
6.63%, 11/01/25 (Call 02/08/21)(a)(b)	4,760	4,961,824
9.50%, 05/01/25 (Call 05/01/22)(a)	2,775	3,089,005
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)(b)	3,255	3,576,106
Stellantis NV, 5.25%, 04/15/23	6,348	6,920,399
Tesla Inc., 5.30%, 08/15/25 (Call 03/01/21)(a)	8,026	8,344,632
Security	Par (000)	Value

Auto Manufacturers (continued)
Wabash National Corp., 5.50%, 10/01/25 (Call 02/16/21)(a)(b)	$1,487	$1,516,740
		213,992,757
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	4,617	4,674,712
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)	3,838	4,176,761
9.00%, 04/15/25 (Call 04/15/22)(a)(b)	2,883	3,225,356
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 03/01/21)(b)	3,643	3,752,290
6.25%, 03/15/26 (Call 03/15/21)(b)	2,140	2,188,150
6.50%, 04/01/27 (Call 04/01/22)(b)	2,905	3,038,775
6.88%, 07/01/28 (Call 07/01/23)(b)	2,072	2,177,983
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	2,500	2,663,275
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	5,219	5,553,903
8.50%, 05/15/27 (Call 05/15/22)(a)	9,971	10,559,289
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(a)(b)	2,029	1,846,999
13.00%, 06/01/24 (Call 06/01/22)(a)(b)	1,611	1,868,760
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 03/01/21)(a)	2,062	2,126,438
6.50%, 06/01/26 (Call 06/01/21)(a)(b)	1,991	2,070,640
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	2,295	2,415,488
5.50%, 12/15/24 (Call 03/01/21)	1,894	1,930,696
5.63%, 06/15/28 (Call 06/15/23)	2,408	2,567,518
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	2,390	2,539,375
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	3,549	3,618,915
5.00%, 05/31/26 (Call 05/31/21)	4,346	4,444,263
5.13%, 11/15/23 (Call 03/01/21)	4,207	4,209,987
9.50%, 05/31/25 (Call 05/31/22)	4,307	4,823,840
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(d)	2,851	2,950,785
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(b)(d)	2,061	2,187,885
IHO Verwaltungs GmbH (7.13% PIK), 6.38%, 05/15/29 (Call 05/15/24)(a)(b)(d)	2,067	2,273,700
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)	905	923,100
6.25%, 02/15/24 (Call 03/01/21)(b)	1,264	1,282,170
6.25%, 06/01/25 (Call 06/01/22)(a)(b)	1,458	1,552,770
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	785	805,332
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(b)	3,234	2,983,365
7.88%, 01/15/29 (Call 01/15/24)(a)(b)	1,680	1,890,008
Titan International Inc., 6.50%, 11/30/23 (Call 03/01/21)(b)	2,314	2,180,945
ZF North America Capital Inc.
4.50%, 04/29/22(a)	2,367	2,438,176
4.75%, 04/29/25(a)	5,664	6,143,401
		104,085,050
Banks — 1.7%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(e)	2,876	3,058,482

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 02/16/24 (Call 11/16/23)(b)	$2,419	$2,648,805
5.00%, 08/15/22	4,922	5,205,015
5.00%, 08/01/23	3,756	4,108,125
5.25%, 03/07/25 (Call 12/07/24)(b)	2,618	3,001,825
6.13%, 03/09/28(b)	2,202	2,735,985
Commerzbank AG, 8.13%, 09/19/23(a)(b)	5,100	5,904,377
Deutsche Bank AG
3.73%, 01/14/32 (Call 01/14/31)(e)	4,795	4,768,899
4.30%, 05/24/28 (Call 05/24/23)(b)(e)	7,522	7,722,575
4.50%, 04/01/25(b)	6,660	7,127,597
Deutsche Bank AG/New York NY
4.88%, 12/01/32 (Call 12/01/27)(b)(e)	5,226	5,609,379
5.88%, 07/08/31 (Call 04/08/30)(b)(e)	2,700	3,126,820
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	4,661	6,840,018
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	3,133	3,320,040
8.13%, 11/15/24 (Call 03/01/21)(a)(b)	2,252	2,336,450
8.25%, 04/15/25 (Call 04/15/21)(a)	3,754	3,899,956
Goldman Sachs Capital I, 6.35%, 02/15/34	5,258	7,355,094
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)(b)	10,037	10,919,369
5.71%, 01/15/26(a)(b)	7,812	8,846,748
Lloyds Banking Group PLC
6.41%, (Call 10/01/35)(a)(e)(f)	1,435	1,808,100
6.66%, (Call 05/21/37)(a)(b)(e)(f)	2,302	2,963,825
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	1,747	1,883,266
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 03/01/21)(a)(b)	1,645	1,677,900
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(e)(f)	3,475	4,639,125
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(b)(e)	1,476	1,592,001
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(e)	8,275	8,900,033
5.86%, 06/19/32 (Call 06/19/27)(a)(e)	500	554,578
7.30%, 04/02/34 (Call 04/02/29)(a)(e)	6,625	7,871,030
		130,425,417
Beverages — 0.1%
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 02/08/21)(a)(b)	3,399	3,502,024

Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,315	2,376,440

Building Materials — 1.1%
American Woodmark Corp., 4.88%, 03/15/26 (Call 03/15/21)(a)(b)	1,570	1,605,325
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	2,045	2,221,381
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	2,878	3,075,862
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	4,161	4,478,276
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(a)	2,731	2,853,895
8.00%, 04/15/26 (Call 04/15/21)(a)	3,189	3,332,505
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)	1,661	1,725,364
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)(b)	2,701	2,876,565
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	5,320	5,625,900
Security	Par (000)	Value

Building Materials (continued)
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)(b)	$2,126	$2,258,875
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/01/21)(a)	2,494	2,543,880
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	1,914	2,009,700
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	730	782,925
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 03/01/21)(b)	1,287	1,319,175
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(a)	2,854	3,055,521
5.75%, 09/15/26 (Call 09/15/21)(a)(b)	970	1,012,438
Norbord Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	1,633	1,753,434
6.25%, 04/15/23 (Call 01/15/23)(a)(b)	1,278	1,383,435
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)(b)	1,707	1,864,897
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)(b)	1,763	1,870,984
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	3,565	3,746,102
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	5,558	5,489,637
4.38%, 07/15/30 (Call 07/15/25)(a)	5,370	5,698,912
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	5,180	5,459,979
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	4,345	4,524,231
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 02/16/21)(a)(b)	1,442	1,469,037
5.25%, 01/15/29 (Call 07/15/23)(a)	3,706	3,900,565
6.50%, 03/15/27 (Call 03/15/22)(a)(b)	1,850	1,961,000
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 03/01/21)	702	720,428
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(a)(b)	2,188	2,234,506
		82,854,734
Chemicals — 2.2%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(b)	726	758,815
6.88%, 05/15/43 (Call 02/15/43)	1,344	1,794,240
Atotech Alpha 2 BV (9.50% PIK), 8.75%, 06/01/23 (Call 03/01/21)(a)(b)(d)	875	883,750
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 03/01/21)(a)(b)	1,487	1,509,305
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	3,487	3,414,279
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	2,995	3,141,753
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 03/01/21)	1,893	2,011,313
CF Industries Inc.
3.45%, 06/01/23	3,267	3,426,266
4.95%, 06/01/43(b)	3,866	4,610,205
5.15%, 03/15/34(b)	3,679	4,525,170
5.38%, 03/15/44(b)	3,517	4,449,005
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	2,675	2,878,969
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	4,116	4,260,657
7.00%, 05/15/25 (Call 03/01/21)	3,890	4,021,287
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 03/01/21)(a)(b)	2,437	2,199,392
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 02/16/21)(a)	3,183	3,235,169

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	$3,760	$3,785,662
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)(b)	1,551	1,582,020
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	1,201	1,249,040
4.25%, 10/15/28 (Call 10/15/23)(b)	1,695	1,733,138
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,535	2,709,281
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)(b)	2,661	2,966,217
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 03/01/21)(a)(b)	2,500	2,544,275
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(a)	1,755	1,761,581
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(a)(b)	3,217	3,225,396
4.50%, 02/01/26 (Call 03/01/21)(a)(b)	1,419	1,435,503
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)(b)	1,596	1,747,620
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	935	939,675
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	1,343	1,406,793
5.13%, 10/15/27 (Call 04/15/27)	3,778	3,948,010
5.25%, 12/15/29 (Call 09/15/29)	3,734	3,909,031
5.65%, 12/01/44 (Call 06/01/44)(b)	1,358	1,412,320
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)(b)	1,972	2,070,600
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)(b)	1,955	2,135,837
Nouryon Holding BV, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	2,988	3,172,360
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	5,583	5,722,575
5.00%, 05/01/25 (Call 01/31/25)(a)	2,644	2,733,235
5.25%, 08/01/23 (Call 03/01/21)(a)	2,025	2,030,063
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	5,390	5,566,684
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)(b)	2,060	2,121,965
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)	1,930	1,997,212
5.25%, 11/01/24 (Call 11/01/21)(a)	3,789	3,915,136
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	3,185	3,336,797
5.13%, 09/15/27 (Call 03/15/22)(b)	3,013	3,125,987
5.63%, 08/01/29 (Call 08/01/24)(b)	4,031	4,313,170
9.50%, 06/01/25 (Call 03/01/25)(a)(b)	1,848	2,299,374
PQ Corp., 5.75%, 12/15/25 (Call 02/08/21)(a)(b)	1,269	1,297,553
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 03/01/21)(a)(b)	3,020	3,110,600
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 03/01/21)(a)	2,367	2,137,401
7.63%, 01/15/26 (Call 01/15/24)(a)	1,695	1,775,513
SPCM SA, 4.88%, 09/15/25 (Call 02/08/21)(a)	2,870	2,956,100
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	4,829	4,579,486
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 03/01/21)(a)(b)	3,301	3,383,525
Tronox Finance PLC, 5.75%, 10/01/25 (Call 03/01/21)(a)(b)	2,534	2,597,350
Security	Par (000)	Value

Chemicals (continued)
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	$2,790	$2,992,275
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	3,264	3,366,000
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	1,315	1,319,931
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	2,985	3,119,325
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 03/01/21)(a)(b)	1,922	1,897,975
WR Grace & Co-Conn 4.88%, 06/15/27 (Call 06/15/23)(a)	4,041	4,237,772
5.63%, 10/01/24(a)(b)	1,407	1,526,890
		168,313,828
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 03/01/21)(a)(b)	1,523	1,338,336
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	872	817,500
Peabody Energy Corp., 6.38%, 03/31/25 (Call 03/01/21)(a)	1,034	568,700
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 03/01/21)(a)	3,300	3,374,250
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 03/01/21)(a)	1,554	1,619,564
		7,718,350
Commercial Services — 3.3%
ADT Security Corp. (The)
3.50%, 07/15/22	3,812	3,913,838
4.13%, 06/15/23(b)	2,859	2,996,489
4.88%, 07/15/32(a)(b)	3,800	4,112,360
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/01/21)(a)(b)	2,522	1,866,280
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/08/21)(a)(b)	2,937	2,997,208
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	9,755	10,449,556
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	5,497	5,982,165
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	1,844	1,883,185
4.63%, 10/01/27 (Call 10/01/22)(a)	2,931	3,044,576
Aptim Corp., 7.75%, 06/15/25 (Call 02/16/21)(a)	2,589	2,200,650
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	3,137	3,340,905
7.63%, 09/01/23 (Call 03/01/21)	2,400	2,493,000
7.88%, 12/01/22 (Call 03/01/21)	3,780	3,789,488
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	3,151	3,257,882
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	758	758,676
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/01/21)(a)	2,069	2,069,000
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	3,588	3,634,330
6.38%, 04/01/24 (Call 03/01/21)(a)(b)	2,229	2,256,862
10.50%, 05/15/25 (Call 05/15/22)(a)	2,704	3,185,190
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	3,723	3,872,181
5.50%, 07/15/25 (Call 07/15/22)(a)	1,272	1,351,500
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)(b)	2,176	2,369,120
Cardtronics Inc. /Cardtronics USA Inc., 5.50%, 05/01/25 (Call 03/01/21)(a)(b)	1,366	1,413,810

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)(b)	$1,994	$2,103,670
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)	3,158	3,309,268
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	1,764	1,659,924
4.75%, 10/15/27 (Call 07/15/27)(b)	900	720,000
5.00%, 10/15/22 (Call 07/15/22)(b)	1,595	1,523,225
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	3,129	3,157,005
9.50%, 11/01/27 (Call 11/01/22)(a)	3,257	3,574,557
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	4,145	4,261,516
4.50%, 07/01/28 (Call 07/01/23)(a)	4,144	4,370,677
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)(b)	1,578	1,654,928
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	5,983	6,307,279
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)(b)	3,230	3,387,462
5.00%, 06/15/28 (Call 06/15/23)(a)	3,624	3,842,237
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,831	1,925,297
Laureate Education Inc., 8.25%, 05/01/25 (Call 03/01/21)(a)	3,611	3,802,834
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	410	416,663
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/16/21)(a)(b)	2,077	1,993,920
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	6,614	6,556,127
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 03/01/21)(a)	2,082	2,134,050
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 03/01/21)(a)	2,932	2,932,000
5.63%, 10/01/28 (Call 10/01/23)(a)	5,109	5,459,835
5.88%, 10/01/30 (Call 10/01/25)(a)	4,025	4,471,473
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)(b)	1,700	1,687,058
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	5,260	5,191,830
5.25%, 04/15/24(a)(b)	3,797	4,039,059
5.75%, 04/15/26(a)(b)	6,696	7,330,781
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	6,668	7,101,420
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/01/21)(a)	2,303	2,369,211
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)(b)	984	1,143,900
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	4,615	4,972,662
9.25%, 04/15/25 (Call 03/16/25)(a)	3,973	4,713,766
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	4,485	4,552,275
4.63%, 12/15/27 (Call 12/15/22)(b)	2,625	2,798,119
5.13%, 06/01/29 (Call 06/01/24)	3,890	4,251,809
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	2,085	2,173,613
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	3,424	3,715,040
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/16/21)(a)(b)	3,684	3,315,600
Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)(b)	$4,063	$4,271,594
3.88%, 02/15/31 (Call 08/15/25)	5,546	5,781,705
4.00%, 07/15/30 (Call 07/15/25)(b)	3,878	4,090,127
4.88%, 01/15/28 (Call 01/15/23)(b)	8,364	8,888,841
5.25%, 01/15/30 (Call 01/15/25)	4,006	4,434,642
5.50%, 05/15/27 (Call 05/15/22)	4,459	4,764,951
5.88%, 09/15/26 (Call 09/15/21)(b)	4,817	5,075,673
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	5,821	6,279,113
WEX Inc., 4.75%, 02/01/23 (Call 03/01/21)(a)(b)	1,618	1,622,077
WW International Inc., 8.63%, 12/01/25 (Call 02/08/21)(a)	1,823	1,898,053
		249,265,117
Computers — 1.5%
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(a)	955	989,619
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	7,781	8,233,232
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	3,882	3,997,761
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	1,485	1,502,634
Dell Inc.
5.40%, 09/10/40(b)	1,263	1,428,769
6.50%, 04/15/38(b)	1,836	2,267,460
7.10%, 04/15/28	1,344	1,720,320
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 02/16/21)(a)	6,445	6,693,777
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 03/01/21)(b)	2,172	2,215,440
9.38%, 07/15/25 (Call 07/15/22)(a)	3,427	3,791,119
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	4,927	5,119,596
Everi Payments Inc., 7.50%, 12/15/25 (Call 03/01/21)(a)(b)	1,587	1,638,577
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 03/01/21)(a)(b)	1,759	571,675
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)(b)	700	745,500
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(a)(b)	1,730	1,879,126
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	3,265	3,354,787
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	2,225	2,325,125
5.75%, 09/01/27 (Call 09/01/22)(a)	2,848	2,985,829
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,715	2,926,716
8.13%, 04/15/25 (Call 04/15/22)(a)	1,353	1,481,535
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	2,796	2,936,835
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	1,557	1,730,216
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)(b)	1,762	1,854,505
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	2,700	2,615,760
3.38%, 07/15/31 (Call 01/15/26)(a)(b)	2,885	2,812,875
4.09%, 06/01/29 (Call 03/01/29)(a)	2,638	2,745,710
4.13%, 01/15/31 (Call 10/15/30)(a)(b)	2,175	2,278,421
4.75%, 06/01/23(b)	2,875	3,081,468
4.75%, 01/01/25(b)	725	784,958
4.88%, 03/01/24 (Call 01/01/24)	2,675	2,885,924
4.88%, 06/01/27 (Call 03/01/27)	2,187	2,439,642

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.75%, 12/01/34 (Call 06/01/34)(b)	$2,450	$2,900,187
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)	480	512,256
6.75%, 06/01/25 (Call 02/08/21)(a)	6,843	7,038,710
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	1,405	1,556,037
Vericast Corp., 8.38%, 08/15/22 (Call 03/01/21)(a)	2,665	2,691,330
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 03/01/21)(a)	545	569,538
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	11,318	12,525,291
		109,828,260
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 7.00%, 03/15/23	2,727	2,917,890
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	2,902	2,764,155
Edgewell Personal Care Co.
4.70%, 05/24/22(b)	1,745	1,810,438
5.50%, 06/01/28 (Call 06/01/23)(a)	4,391	4,697,184
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 03/01/21)	749	258,405
Walnut Bidco PLC, 9.13%, 08/01/24 (Call 08/01/21)(a)	495	522,057
		12,970,129
Distribution & Wholesale — 0.8%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	3,797	3,915,656
5.88%, 05/15/26 (Call 05/15/21)(a)	3,375	3,493,125
Avient Corp.
5.25%, 03/15/23	2,861	3,046,965
5.75%, 05/15/25 (Call 05/15/22)(a)	3,795	4,027,444
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 03/01/21)(a)(b)(d)	1,798	1,829,465
Core & Main LP, 6.13%, 08/15/25 (Call 03/01/21)(a)(b)	3,373	3,448,892
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)(b)	2,300	2,518,500
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	4,840	4,816,526
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	3,200	3,360,320
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 03/01/21)(a)(b)	5,300	5,439,125
Performance Food Group Inc.
5.50%, 06/01/24 (Call 02/08/21)(a)(b)	1,397	1,405,801
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	5,466	5,752,965
6.88%, 05/01/25 (Call 05/01/22)(a)(b)	645	693,569
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	2,224	2,363,000
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	2,727	2,863,350
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	3,339	3,192,919
9.00%, 11/15/26 (Call 11/15/22)(a)	4,184	3,985,260
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	2,661	2,208,630
		58,361,512
Diversified Financial Services — 2.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	1,720	1,909,200
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(e)	4,525	4,594,142
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	2,893	3,022,867
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	5,263	6,127,401

Security	Par (000)	Value

Diversified Financial Services (continued)
Aragvi Finance International DAC, 12.00%, 04/09/24(a)(b)	$809	$887,878
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)(b)	2,214	2,274,885
6.63%, 03/15/26 (Call 03/15/22)(b)	2,340	2,480,400
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	3,541	3,470,180
Enova International Inc.
8.50%, 09/01/24 (Call 03/01/21)(a)(b)	1,115	1,095,488
8.50%, 09/15/25 (Call 09/15/21)(a)	2,011	1,960,725
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)(b)	2,412	2,544,660
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	1,837	1,827,815
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	4,058	4,326,842
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(b)(d)	7,775	6,958,553
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	3,011	3,138,967
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	1,330	1,345,794
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)(b)	2,506	2,631,300
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	2,252	2,350,525
5.75%, 09/15/25 (Call 02/08/21)(a)	4,540	4,691,182
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	2,735	2,837,562
5.50%, 08/15/28 (Call 08/15/23)(a)	4,480	4,625,600
6.00%, 01/15/27 (Call 01/15/23)(a)	2,935	3,103,762
Navient Corp.
4.87%, 03/15/28 (Call 06/15/27)	2,075	2,056,844
5.00%, 03/15/27 (Call 09/15/26)(b)	3,885	3,938,419
5.50%, 01/25/23	4,628	4,849,059
5.63%, 08/01/33(b)	2,817	2,691,080
5.88%, 10/25/24(b)	2,366	2,510,917
6.13%, 03/25/24	4,236	4,511,340
6.50%, 06/15/22	4,247	4,432,806
6.75%, 06/25/25	2,687	2,943,944
6.75%, 06/15/26(b)	2,829	3,121,632
7.25%, 01/25/22	2,589	2,680,482
7.25%, 09/25/23	2,183	2,404,029
NFP Corp.
6.88%, 08/15/28 (Call 08/15/23)(a)	8,073	8,485,934
7.00%, 05/15/25 (Call 05/15/22)(a)	1,295	1,395,363
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 03/01/21)(a)(b)	1,377	1,335,690
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	2,560	2,578,458
5.38%, 11/15/29 (Call 05/15/29)	4,186	4,604,600
5.63%, 03/15/23	4,063	4,355,109
6.13%, 05/15/22(b)	3,404	3,594,454
6.13%, 03/15/24 (Call 09/15/23)(b)	6,045	6,606,097
6.63%, 01/15/28 (Call 07/15/27)(b)	4,221	4,928,017
6.88%, 03/15/25	6,401	7,325,144
7.13%, 03/15/26	7,976	9,331,920
8.25%, 10/01/23(b)	1,142	1,307,590
8.88%, 06/01/25 (Call 06/01/22)(b)	3,077	3,440,394
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 03/01/21)(a)	1,552	1,567,520

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	$3,402	$3,563,595
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)(b)	1,712	1,836,120
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	5,018	5,356,715
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	3,987	3,988,794
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	6,349	6,436,299
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	1,942	2,059,103
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	1,852	2,007,105
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 03/01/21)(a)(b)	1,984	1,964,160
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	4,356	4,584,690
		196,999,151
Electric — 2.8%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	4,650	4,522,125
4.50%, 02/15/28 (Call 02/15/23)(a)	6,233	6,402,538
4.63%, 02/01/29 (Call 02/01/24)(a)	3,604	3,640,040
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	4,124	4,237,410
5.13%, 03/15/28 (Call 03/15/23)(a)	6,643	6,875,505
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	5,227	5,392,069
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	4,476	4,817,787
5.00%, 09/15/26 (Call 09/15/21)(b)	1,462	1,516,825
5.75%, 10/15/25 (Call 10/15/21)	2,925	3,064,947
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(a)	1,951	2,082,692
4.35%, 04/15/29 (Call 01/15/29)(b)	2,178	2,449,531
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	2,404	2,497,155
Electricite de France SA 5.25%, (Call 01/29/23)(a)(b)(e)(f)	8,200	8,589,500
5.63%, (Call 01/22/24)(a)(b)(e)(f)	7,150	7,614,750
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)	5,406	6,311,505
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,120	1,117,200
2.65%, 03/01/30 (Call 12/01/29)	2,783	2,755,170
Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	2,390	2,325,106
Series A, 3.35%, 07/15/22 (Call 05/15/22)(b)	2,350	2,394,180
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	2,368	2,254,152
Series B, 4.25%, 03/15/23 (Call 12/15/22)(b)	4,275	4,495,378
Series B, 4.40%, 07/15/27 (Call 04/15/27)	7,850	8,576,125
Series C, 3.40%, 03/01/50 (Call 09/01/49)	4,125	3,879,562
Series C, 5.35%, 07/15/47 (Call 01/15/47)	5,000	6,046,400
Series C, 7.38%, 11/15/31(b)	7,300	10,234,235
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(a)(b)	527	579,115
4.55%, 04/01/49 (Call 10/01/48)(a)	2,400	2,712,443
5.45%, 07/15/44 (Call 01/15/44)(a)	1,950	2,408,969
InterGen NV, 7.00%, 06/30/23 (Call 03/01/21)(a)	2,334	2,252,310
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	875	897,733
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	2,275	2,436,013
4.25%, 07/15/24 (Call 04/15/24)(a)	3,899	4,133,330
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	239	255,252
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	2,742	3,043,620
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	1,875	1,917,938
Security	Par (000)	Value

Electric (continued)
3.63%, 02/15/31 (Call 02/15/26)(a)	$4,565	$4,747,600
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	3,333	3,666,300
5.75%, 01/15/28 (Call 01/15/23)(b)	3,760	4,087,966
6.63%, 01/15/27 (Call 07/15/21)(b)	5,858	6,154,591
7.25%, 05/15/26 (Call 05/15/21)	4,722	4,950,970
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	3,810	4,029,456
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	4,902	5,259,184
5.25%, 07/01/30 (Call 07/01/25)	5,170	5,687,000
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)(b)	2,670	2,756,775
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 03/01/21)	2,061	1,637,217
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	2,428	2,525,120
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	3,957	4,184,527
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	1,822	1,963,205
10.50%, 01/15/26 (Call 01/15/22)(a)	3,593	3,305,560
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)(b)	1,617	1,657,425
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	1,365	1,421,306
6.50%, 03/15/40(b)	1,343	1,522,626
Vistra Operations Co. LLC 5.00%, 07/31/27 (Call 07/31/22)(a)	6,873	7,235,207
5.50%, 09/01/26 (Call 09/01/21)(a)	5,181	5,386,686
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	6,268	6,612,176
		213,519,507
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	4,120	4,212,700
4.75%, 06/15/28 (Call 06/15/23)(a)	3,115	3,246,453
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	1,403	1,492,862
5.00%, 04/30/23 (Call 01/30/23)(a)(b)	1,462	1,536,928
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 03/01/21)(b)	1,479	1,512,278
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	7,655	8,329,367
7.25%, 06/15/28 (Call 06/15/23)(a)	6,702	7,528,792
		27,859,380
Electronics — 0.3%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	2,218	2,375,899
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)(b)	1,113	1,156,941
5.45%, 12/15/24 (Call 09/15/24)	2,437	2,807,498
Itron Inc., 5.00%, 01/15/26 (Call 03/01/21)(a)(b)	1,779	1,814,580
Sensata Technologies BV
4.88%, 10/15/23(a)	2,495	2,675,888
5.00%, 10/01/25(a)(b)	3,389	3,736,372
5.63%, 11/01/24(a)	2,344	2,595,980
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	3,920	4,023,057
4.38%, 02/15/30 (Call 11/15/29)(a)	2,347	2,525,959
TTM Technologies Inc., 5.63%, 10/01/25 (Call 03/01/21)(a)(b)	2,075	2,116,500
		25,828,674
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	3,255	3,429,305

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources (continued)
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	$2,687	$2,766,387
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	3,416	3,663,660
5.00%, 01/31/28 (Call 07/31/27)(a)	3,762	4,175,820
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	3,127	3,600,678
		17,635,850
Engineering & Construction — 0.6%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(b)	5,312	5,942,534
5.88%, 10/15/24 (Call 07/15/24)(b)	3,886	4,323,175
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 03/01/21)(a)(b)	5,240	5,285,850
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	675	686,813
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	2,536	2,522,508
4.25%, 09/15/28 (Call 06/15/28)	3,160	3,152,353
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)	1,850	1,974,875
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 02/16/21)	1,134	1,152,427
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)(b)	1,535	1,588,725
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	3,302	3,477,997
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)(b)	2,105	2,168,150
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)(b)	4,346	4,813,195
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	1,648	1,697,440
Tutor Perini Corp., 6.88%, 05/01/25 (Call 02/16/21)(a)(b)	2,752	2,793,280
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	2,135	2,220,400
		43,799,722
Entertainment — 2.9%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	2,015	2,115,750
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	1,460	1,522,050
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	1,960	2,005,325
AMC Entertainment Holdings Inc. (12.00% PIK), 10.00%, 06/15/26 (Call 06/15/23)(a)(d)	4,191	3,059,791
Bally’s Corp., 6.75%, 06/01/27 (Call 06/01/22)(a)	3,138	3,365,505
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	2,195	2,241,644
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)(b)	2,882	3,004,485
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)	16,185	17,057,614
8.13%, 07/01/27 (Call 07/01/23)(a)	9,135	10,025,662
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 02/08/21)(a)	8,705	8,662,389
5.75%, 07/01/25 (Call 07/01/22)(a)	5,118	5,371,561
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)(b)	720	763,200
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	2,666	2,668,426
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 03/01/21)(b)	2,537	2,537,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	2,658	2,664,645
5.50%, 05/01/25 (Call 05/01/22)(a)(b)	5,052	5,249,382
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	1,300	1,371,500
Security	Par (000)	Value

Entertainment (continued)
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	$2,777	$2,888,080
5.50%, 04/01/27 (Call 04/01/22)(a)	3,473	3,633,626
Cinemark USA Inc.
4.88%, 06/01/23 (Call 03/01/21)(b)	3,827	3,678,704
5.13%, 12/15/22 (Call 03/01/21)	2,391	2,337,203
8.75%, 05/01/25 (Call 05/01/22)(a)(b)	1,230	1,321,082
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 02/08/21)(a)	2,791	2,756,113
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 03/01/21)(a)(b)	992	1,010,600
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)(b)	2,017	2,269,125
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/21)(a)	1,176	1,089,270
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(b)	1,881	2,012,670
International Game Technology PLC
5.25%, 01/15/29 (Call 01/15/24)(a)	3,085	3,293,237
6.25%, 02/15/22 (Call 08/15/21)(a)	3,167	3,226,381
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	4,845	5,535,412
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	5,666	6,247,728
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 03/01/21)(a)(b)	2,277	2,351,003
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 03/01/21)(a)(b)	2,787	2,844,496
6.38%, 02/01/24 (Call 03/01/21)(a)	3,051	3,119,647
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	610	615,466
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	5,028	5,040,570
4.88%, 11/01/24 (Call 02/03/21)(a)	2,731	2,744,655
5.63%, 03/15/26 (Call 03/15/21)(a)	1,088	1,116,560
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	5,871	6,522,153
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	2,245	2,329,188
Mohegan Gaming & Entertainment 7.88%, 10/15/24 (Call 02/16/21)(a)(b)	2,890	2,950,690
8.00%, 02/01/26 (Call 02/01/23)(a)	5,075	5,012,019
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	1,900	1,897,188
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)	2,450	2,628,311
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)(b)	2,317	2,437,484
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)(b)	1,575	1,649,813
Scientific Games International Inc.
5.00%, 10/15/25 (Call 03/01/21)(a)(b)	6,335	6,525,557
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	3,321	3,520,260
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	2,797	3,013,768
8.25%, 03/15/26 (Call 03/15/22)(a)	5,631	5,954,135
8.63%, 07/01/25 (Call 07/01/22)(a)	2,857	3,089,131
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)(b)	2,764	2,964,390
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/01/21)(a)	4,973	4,935,702
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	2,618	2,642,217
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	4,410	4,751,775

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)(b)	$1,805	$1,786,950
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	5,531	5,800,636
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	3,196	3,395,750
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	3,935	3,826,787
3.88%, 07/15/30 (Call 07/15/25)(a)	2,623	2,675,460
5.50%, 04/15/26 (Call 04/15/21)(a)(b)	760	780,900
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	3,878	3,951,604
7.75%, 04/15/25 (Call 04/15/22)(a)	3,433	3,686,424
		221,545,849
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)(b)	3,279	3,452,361
5.13%, 07/15/29 (Call 07/15/24)(a)	1,767	1,917,195
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	2,189	2,298,450
5.88%, 07/01/25 (Call 03/01/21)(b)	2,811	2,916,412
6.00%, 01/01/27 (Call 01/01/22)(b)	1,930	2,015,982
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	3,925	3,862,475
3.75%, 08/01/25 (Call 08/01/22)(a)	4,104	4,186,080
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	2,302	2,278,980
4.25%, 06/01/25 (Call 06/01/22)(a)	2,517	2,598,803
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	2,997	3,161,835
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,756	1,941,478
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)	3,017	3,126,366
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	2,923	3,003,382
5.38%, 07/15/24 (Call 07/15/21)(a)	3,285	3,404,081
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)(b)	2,715	2,952,562
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 03/01/21)(a)(b)	2,884	2,969,655
		46,086,097
Food — 3.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	3,620	3,647,150
3.50%, 02/15/23 (Call 12/15/22)(a)	3,898	4,003,324
3.50%, 03/15/29 (Call 09/15/23)(a)	5,853	5,779,837
4.63%, 01/15/27 (Call 01/15/23)(a)	6,325	6,632,680
4.88%, 02/15/30 (Call 02/15/25)(a)	5,332	5,698,791
5.75%, 03/15/25 (Call 03/01/21)(b)	708	731,895
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	4,119	4,442,424
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	3,148	3,470,670
B&G Foods Inc.
5.25%, 04/01/25 (Call 03/01/21)	4,563	4,686,201
5.25%, 09/15/27 (Call 03/01/22)	3,086	3,248,015
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	1,950	1,941,469
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)(b)	2,416	2,464,320
7.50%, 04/15/25 (Call 03/01/21)(a)	2,672	2,758,840
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 02/12/21)(a)	1,404	1,477,008
Security	Par (000)	Value

Food (continued)
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	$2,657	$3,002,410
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 03/01/21)(a)	1,316	1,358,770
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)	1,566	1,609,065
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 03/01/21)(a)	1,018	1,048,540
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	1,785	1,860,862
Ingles Markets Inc., 5.75%, 06/15/23 (Call 03/01/21)(b)	713	720,130
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	9,845	10,411,769
3.75%, 04/01/30 (Call 01/01/30)	5,137	5,514,261
3.88%, 05/15/27 (Call 02/15/27)	7,076	7,746,913
3.95%, 07/15/25 (Call 04/15/25)	8,243	9,008,076
4.00%, 06/15/23 (Call 05/15/23)	1,432	1,537,413
4.25%, 03/01/31 (Call 12/01/30)	6,740	7,581,883
4.38%, 06/01/46 (Call 12/01/45)(b)	14,725	15,680,350
4.63%, 01/30/29 (Call 10/30/28)	5,638	6,440,186
4.63%, 10/01/39 (Call 04/01/39)	2,130	2,315,737
4.88%, 10/01/49 (Call 04/01/49)	7,065	7,993,824
5.00%, 07/15/35 (Call 01/15/35)(b)	5,285	6,260,171
5.00%, 06/04/42	9,892	11,432,971
5.20%, 07/15/45 (Call 01/15/45)(b)	9,655	11,228,996
5.50%, 06/01/50 (Call 12/01/49)(b)	4,061	4,989,734
6.50%, 02/09/40(b)	3,678	4,988,194
6.75%, 03/15/32	2,290	3,025,818
6.88%, 01/26/39(b)	4,394	6,039,709
7.13%, 08/01/39(a)(b)	4,669	6,627,151
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	4,131	4,303,676
4.88%, 11/01/26 (Call 11/01/21)(a)	3,863	4,007,862
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	2,830	3,133,376
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/01/21)(a)(b)	4,667	4,772,474
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	4,055	4,315,331
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	8,234	8,534,294
5.00%, 08/15/26 (Call 08/15/21)(a)(b)	8,434	8,699,924
5.50%, 12/15/29 (Call 12/15/24)(a)	3,468	3,767,011
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	5,018	5,322,216
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	6,387	6,698,366
Safeway Inc., 7.25%, 02/01/31(b)	1,191	1,396,448
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)(b)	1,787	1,904,942
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)(b)	2,517	2,573,632
Simmons Foods Inc.
5.75%, 11/01/24 (Call 03/01/21)(a)(b)	3,072	3,160,320
7.75%, 01/15/24 (Call 03/01/21)(a)	826	860,073
TreeHouse Foods Inc.
4.00%, 09/01/28 (Call 09/01/23)(b)	2,641	2,667,410
6.00%, 02/15/24 (Call 03/01/21)(a)(b)	2,222	2,260,885
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	1,105	1,107,763
5.88%, 06/15/24 (Call 02/04/21)(a)	2,634	2,672,983
6.25%, 04/15/25 (Call 04/15/22)(a)(b)	5,554	5,928,895
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	2,680	2,834,100
		270,327,538

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	$3,021	$3,085,196
5.00%, 04/01/25 (Call 03/01/21)(a)(b)	3,121	3,205,891
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	6,091	6,350,477
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	7,183	7,636,247
		20,277,811
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)(b)	1,725	1,784,858
5.38%, 02/01/25(a)(b)	930	1,014,863
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(a)	2,459	2,502,032
5.50%, 01/15/26 (Call 03/01/21)(b)	1,401	1,434,274
6.50%, 02/01/24 (Call 02/13/21)(b)	1,085	1,103,662
Resolute Forest Products Inc.
4.88%, 03/01/26 (Call 03/01/23)(a)	310	308,450
5.88%, 05/15/23 (Call 02/18/21)(b)	2,017	2,019,017
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)	1,735	1,839,759
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	1,242	1,521,450
		13,528,365
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	3,657	4,022,700
5.63%, 05/20/24 (Call 03/20/24)	3,407	3,748,416
5.75%, 05/20/27 (Call 02/20/27)	2,596	2,952,080
5.88%, 08/20/26 (Call 05/20/26)	3,568	4,094,191
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/01/21)(a)	2,131	2,095,945
		16,913,332
Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 03/01/21)(a)(b)	1,433	1,411,505
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 02/08/21)(a)(b)	1,334	1,400,700
		2,812,205
Health Care - Products — 0.5%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)(b)	8,000	8,404,320
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(a)(b)	2,195	2,280,056
5.00%, 02/15/25 (Call 03/01/21)(a)(b)	911	937,191
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	5,120	5,203,200
4.63%, 02/01/28 (Call 02/01/23)(a)	2,212	2,344,720
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)(b)	3,799	4,064,930
7.38%, 06/01/25 (Call 06/01/22)(a)(b)	1,690	1,808,300
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	3,429	3,604,051
4.63%, 11/15/27 (Call 11/15/22)	2,384	2,520,770
4.88%, 06/01/26 (Call 06/01/21)	2,103	2,176,605
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(a)(b)	1,675	1,792,250
		35,136,393
Security	Par (000)	Value

Health Care - Services — 5.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	$2,031	$2,137,627
5.50%, 07/01/28 (Call 07/01/23)(a)(b)	3,237	3,447,405
5.63%, 02/15/23 (Call 03/01/21)	3,380	3,389,734
6.50%, 03/01/24 (Call 03/01/21)(b)	1,899	1,937,930
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)(b)	2,432	2,663,040
Air Methods Corp., 8.00%, 05/15/25 (Call 03/01/21)(a)	1,067	968,303
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	2,330	2,446,500
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 02/08/21)(a)	2,516	2,569,465
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	2,530	2,665,987
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	9,907	10,362,227
3.38%, 02/15/30 (Call 02/15/25)(b)	10,074	10,552,515
4.25%, 12/15/27 (Call 12/15/22)	12,855	13,599,112
4.63%, 12/15/29 (Call 12/15/24)(b)	17,934	19,883,515
4.75%, 01/15/25 (Call 03/01/21)	9,954	10,212,307
5.38%, 06/01/26 (Call 06/01/21)(a)	9,289	9,715,830
5.38%, 08/15/26 (Call 08/15/21)(a)	3,922	4,113,197
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	3,021	3,179,602
5.50%, 04/01/26 (Call 04/01/21)(a)	2,347	2,449,681
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	1,565	1,565,000
5.63%, 03/15/27 (Call 12/15/23)(a)	5,480	5,754,000
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	2,155	2,289,687
6.63%, 02/15/25 (Call 02/15/22)(a)	7,085	7,458,379
6.88%, 04/01/28 (Call 04/01/23)(a)	5,562	5,040,590
6.88%, 04/15/29 (Call 04/15/24)(a)	845	854,506
8.00%, 03/15/26 (Call 03/15/22)(a)	10,500	11,287,500
8.00%, 12/15/27 (Call 12/15/22)(a)	4,076	4,437,745
8.13%, 06/30/24 (Call 06/30/21)(a)	7,071	7,424,550
8.63%, 01/15/24 (Call 02/11/21)(a)	5,682	5,932,008
9.88%, 06/30/23 (Call 02/04/21)(a)(c)	9,282	9,971,653
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	7,675	7,612,641
4.63%, 06/01/30 (Call 06/01/25)(a)	8,895	9,342,596
Encompass Health Corp, 4.63%, 04/01/31 (Call 04/01/26)	1,920	2,040,000
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	4,140	4,310,775
4.75%, 02/01/30 (Call 02/01/25)	4,270	4,592,769
5.13%, 03/15/23 (Call 03/01/21)(b)	1,659	1,663,148
5.75%, 09/15/25 (Call 03/01/21)(b)	1,586	1,635,563
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	3,295	3,404,559
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)	1,451	1,505,413
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	13,490	14,010,852
5.38%, 02/01/25	12,510	14,045,477
5.38%, 09/01/26 (Call 03/01/26)(b)	5,739	6,537,668
5.63%, 09/01/28 (Call 03/01/28)	7,780	9,111,703
5.88%, 05/01/23	5,647	6,162,289
5.88%, 02/15/26 (Call 08/15/25)	7,512	8,591,850
5.88%, 02/01/29 (Call 08/01/28)(b)	5,417	6,452,162
7.50%, 11/06/33(b)	825	1,132,453
7.69%, 06/15/25(b)	879	1,058,096

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	$5,351	$5,558,351
5.00%, 05/15/27 (Call 05/15/22)(a)	5,953	6,267,783
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)(b)	3,202	3,262,037
6.75%, 04/15/25 (Call 04/15/22)(a)	2,100	2,241,750
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	1,830	1,843,725
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	2,216	2,432,525
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	4,987	5,336,090
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	2,690	2,851,400
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	3,483	3,722,456
4.38%, 06/15/28 (Call 06/15/23)(a)	4,375	4,558,619
5.38%, 11/15/22 (Call 08/15/22)	3,641	3,854,909
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)(b)	3,850	4,129,125
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	3,671	4,015,120
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	7,104	7,746,379
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	2,725	2,827,187
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	6,282	6,712,317
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 03/01/21)(a)	1,903	1,955,428
10.00%, 04/15/27 (Call 04/15/22)(a)	3,202	3,538,210
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	2,020	2,019,394
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/01/21)	8,627	8,780,561
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	3,184	3,267,580
4.63%, 06/15/28 (Call 06/15/23)(a)	3,293	3,444,791
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	11,055	11,531,802
5.13%, 05/01/25 (Call 03/01/21)	7,077	7,169,992
5.13%, 11/01/27 (Call 11/01/22)(a)	7,977	8,406,641
6.13%, 10/01/28 (Call 10/01/23)(a)	12,595	13,155,289
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	7,464	7,862,615
6.75%, 06/15/23(b)	9,279	10,067,715
6.88%, 11/15/31(b)	1,333	1,439,640
7.00%, 08/01/25 (Call 03/01/21)	2,526	2,611,252
7.50%, 04/01/25 (Call 04/01/22)(a)	3,350	3,619,558
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)(b)	3,064	3,355,080
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 02/04/21)(a)(b)	3,249	3,346,470
		434,451,400
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)	3,064	3,220,111
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	2,724	2,717,190
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	2,620	2,601,398
4.75%, 09/15/24 (Call 06/15/24)	5,230	5,524,187
5.25%, 05/15/27 (Call 11/15/26)(b)	5,109	5,364,552
6.25%, 02/01/22 (Call 03/01/21)	3,779	3,782,779
6.25%, 05/15/26 (Call 05/15/22)	6,105	6,450,470
6.38%, 12/15/25 (Call 03/01/21)	3,650	3,764,063
6.75%, 02/01/24 (Call 03/01/21)(b)	2,125	2,169,370
Stena AB, 7.00%, 02/01/24(a)	2,871	2,784,870
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Stena International SA 5.75%, 03/01/24(a)(b)	$1,639	$1,622,610
6.13%, 02/01/25 (Call 02/01/22)(a)	1,890	1,854,090
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	550	562,375
		42,418,065
Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	1,150	1,216,125
6.75%, 08/01/25 (Call 03/01/21)(a)	1,431	1,491,817
9.88%, 04/01/27 (Call 04/01/22)(a)(b)	976	1,098,000
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	1,756	1,854,775
7.25%, 10/15/29 (Call 10/15/24)(b)	1,885	2,115,912
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	2,668	2,736,354
6.25%, 09/15/27 (Call 09/15/22)(a)	3,144	3,316,920
6.38%, 05/15/25 (Call 03/01/21)(a)	1,685	1,735,550
Century Communities Inc.
5.88%, 07/15/25 (Call 03/01/21)(b)	1,993	2,072,720
6.75%, 06/01/27 (Call 06/01/22)(b)	2,301	2,464,095
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	1,425	1,504,372
Forestar Group Inc.
5.00%, 03/01/28 (Call 03/01/23)(a)	1,442	1,503,285
8.00%, 04/15/24 (Call 04/15/21)(a)	1,733	1,817,484
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	1,337	1,423,905
KB Home
4.80%, 11/15/29 (Call 05/15/29)	1,609	1,772,249
6.88%, 06/15/27 (Call 12/15/26)(b)	1,668	1,964,070
7.00%, 12/15/21 (Call 09/15/21)	1,423	1,474,584
7.50%, 09/15/22(b)	1,699	1,852,420
7.63%, 05/15/23 (Call 11/15/22)(b)	1,695	1,868,737
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)(b)	1,153	1,217,856
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)(b)	1,995	2,101,234
5.63%, 08/01/25 (Call 02/16/21)	892	926,565
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	3,380	3,506,750
5.25%, 12/15/27 (Call 12/15/22)(a)	2,441	2,569,152
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,475	1,471,313
3.85%, 01/15/30 (Call 07/15/29)(b)	1,335	1,458,488
5.50%, 01/15/24 (Call 10/15/23)(b)	1,300	1,425,125
6.00%, 01/15/43 (Call 10/15/42)(b)	2,428	3,289,940
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)(b)	1,304	1,465,044
6.00%, 06/01/25 (Call 03/01/25)	2,997	3,390,356
7.00%, 04/01/22(b)	1,275	1,351,500
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)(b)	1,330	1,374,888
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	3,829	4,086,347
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)(b)	2,245	2,301,125
4.75%, 04/01/29 (Call 04/01/24)(a)	1,685	1,735,550
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	2,535	2,779,691

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
5.75%, 01/15/28 (Call 10/15/27)(a)	$2,664	$3,003,660
5.88%, 06/15/27 (Call 03/15/27)(a)	2,626	2,966,645
6.63%, 07/15/27 (Call 07/15/22)(a)(b)	1,633	1,761,599
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	992	1,076,320
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	1,482	1,570,305
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	2,354	2,548,205
4.35%, 02/15/28 (Call 11/15/27)(b)	2,239	2,485,290
4.38%, 04/15/23 (Call 01/15/23)(b)	1,822	1,917,655
4.88%, 11/15/25 (Call 08/15/25)(b)	979	1,103,823
4.88%, 03/15/27 (Call 12/15/26)(b)	2,598	2,984,946
5.63%, 01/15/24 (Call 10/15/23)(b)	880	972,400
5.88%, 02/15/22 (Call 11/15/21)	1,257	1,307,280
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)(b)	1,662	1,804,932
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	3,233	3,528,011
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)(b)	1,360	1,526,600
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	2,695	2,775,850
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)(b)	1,715	1,847,912
		106,915,731
Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(b)	3,157	3,271,442
5.63%, 10/15/23 (Call 02/08/21)(b)	387	392,321
		3,663,763
Household Products & Wares — 0.3%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 03/01/21)(a)(b)	1,906	1,958,415
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	2,611	2,729,552
5.13%, 02/01/28 (Call 01/01/23)(b)	1,492	1,574,060
Kronos Acquisition Holdings Inc. / KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	1,920	1,958,400
7.00%, 12/31/27 (Call 12/31/23)(a)	2,335	2,387,537
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	2,257	2,400,150
6.38%, 03/01/24 (Call 03/01/21)(a)(b)	2,196	2,239,920
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)	1,271	1,345,109
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	1,294	1,391,050
5.75%, 07/15/25 (Call 03/01/21)(b)	4,301	4,433,471
6.13%, 12/15/24 (Call 03/01/21)(b)	759	776,078
		23,193,742
Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	1,107	1,137,442
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)(b)	3,273	3,510,292
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(b)	930	955,575
4.35%, 04/01/23 (Call 02/01/23)	6,000	6,322,380
4.70%, 04/01/26 (Call 01/01/26)	10,081	11,083,354
Security	Par (000)	Value

Housewares (continued)
4.88%, 06/01/25 (Call 05/01/25)(b)	$2,785	$3,066,174
5.88%, 04/01/36 (Call 10/01/35)(b)	1,766	2,163,350
6.00%, 04/01/46 (Call 10/01/45)(b)	3,254	4,246,470
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 (Call 10/15/24)(b)	2,476	2,655,510
5.25%, 12/15/26 (Call 12/15/21)(b)	704	739,200
		35,879,747
Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 03/01/21)(a)(b)	4,864	5,003,840
8.13%, 02/15/24 (Call 03/01/21)(a)	4,123	4,306,886
10.13%, 08/01/26 (Call 08/01/22)(a)	2,392	2,744,820
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	2,900	2,925,795
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	6,941	7,340,107
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	3,153	3,379,638
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)	1,626	1,849,575
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)	1,935	1,964,025
7.00%, 08/15/25 (Call 03/01/21)(a)(b)	2,425	2,497,750
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(b)(e)	2,000	2,088,938
Genworth Holdings Inc.
4.80%, 02/15/24(b)	1,702	1,590,298
4.90%, 08/15/23	1,697	1,593,059
6.50%, 06/15/34(b)	1,602	1,478,358
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	2,387	2,571,992
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	8,417	8,732,637
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	1,719	2,202,308
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)(b)	3,520	3,766,400
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	2,330	2,621,250
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	2,291	2,399,822
4.88%, 03/15/27 (Call 09/15/26)(b)	2,782	2,997,605
6.63%, 03/15/25 (Call 09/15/24)(b)	2,506	2,825,954
USI Inc./NY, 6.88%, 05/01/25 (Call 03/01/21)(a)(b)	2,947	2,994,358
		69,875,415
Internet — 1.8%
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,750	2,739,687
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	2,845	2,841,444
6.13%, 12/01/28 (Call 12/01/23)(a)	2,400	2,460,000
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)(b)	2,466	2,478,577
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	2,135	2,188,375
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	2,150	2,273,625
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)(b)	1,384	1,417,520
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/21)	1,575	1,617,824
Endurance Acquisition Merger Sub, 6.00%, 02/15/29 (Call 02/15/24)(a)	1,545	1,517,962
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	1,688	1,801,940
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)(b)	3,298	3,474,558

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	$2,964	$3,119,610
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	2,495	2,574,091
4.63%, 06/01/28 (Call 06/01/23)(a)	3,054	3,181,214
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	1,848	1,950,047
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	1,979	2,147,215
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	2,469	2,681,951
4.38%, 11/15/26(b)	5,167	5,908,206
4.88%, 04/15/28	8,066	9,441,818
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	4,994	6,067,710
5.38%, 11/15/29(a)(b)	4,391	5,488,750
5.50%, 02/15/22	2,306	2,412,652
5.75%, 03/01/24(b)	2,065	2,345,943
5.88%, 02/15/25(b)	3,482	4,071,033
5.88%, 11/15/28(b)	9,433	11,838,415
6.38%, 05/15/29	4,219	5,464,491
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 10.75%, 06/01/28 (Call 06/01/23)(a)(b)	1,205	1,364,663
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	1,281	1,303,418
5.00%, 04/15/25 (Call 02/08/21)(a)(b)	5,933	6,038,607
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	4,164	4,393,020
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	3,149	3,396,984
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	3,652	3,843,584
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	2,698	2,900,350
7.50%, 05/15/25 (Call 05/15/22)(a)	5,167	5,534,994
7.50%, 09/15/27 (Call 09/15/22)(a)	5,883	6,449,298
VeriSign Inc.
4.63%, 05/01/23 (Call 03/01/21)	2,627	2,645,862
4.75%, 07/15/27 (Call 07/15/22)	2,891	3,071,948
5.25%, 04/01/25 (Call 01/01/25)(b)	2,465	2,782,369
		137,229,755
Iron & Steel — 1.1%
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(b)	1,865	1,958,464
7.88%, 08/15/23 (Call 05/15/23)	2,702	2,955,812
ArcelorMittal SA
3.60%, 07/16/24(b)	3,570	3,835,084
4.25%, 07/16/29	2,574	2,880,022
4.55%, 03/11/26	3,956	4,407,539
6.13%, 06/01/25	2,000	2,372,205
7.00%, 03/01/41(b)	2,145	3,065,136
7.25%, 10/15/39(b)	3,203	4,583,013
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)(b)	3,388	3,671,745
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29 (Call 09/15/23)(a)(b)	4,753	5,104,651
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(b)	1,275	1,328,453
6.38%, 07/15/28 (Call 07/15/23)(b)	2,280	2,493,847
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 03/01/21)(a)	2,134	2,176,200
5.75%, 03/01/25 (Call 03/01/21)(b)	2,295	2,346,638
5.88%, 06/01/27 (Call 06/01/22)(b)	3,713	3,852,237
6.25%, 10/01/40(b)	696	661,200
6.75%, 03/15/26 (Call 03/15/22)(a)(b)	4,708	5,065,996
Security	Par (000)	Value

Iron & Steel (continued)
9.88%, 10/17/25 (Call 10/17/22)(a)	$4,963	$5,835,892
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	545	557,944
4.88%, 05/15/23 (Call 02/15/23)(b)	700	736,750
5.38%, 07/15/27 (Call 07/15/22)(b)	1,577	1,667,678
5.75%, 04/15/26 (Call 02/19/21)(b)	1,669	1,732,756
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	1,050	1,113,651
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)(b)	3,823	4,238,751
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	4,131	3,965,760
6.65%, 06/01/37(b)	647	614,650
6.88%, 08/15/25 (Call 03/01/21)	4,068	4,009,034
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	5,694	6,605,040
		83,836,148
Leisure Time — 1.5%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	6,998	7,400,385
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	4,594	5,271,615
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	4,136	4,797,760
11.50%, 04/01/23 (Call 01/01/23)(a)	20,027	22,722,434
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 03/01/21)(a)(b)	1,869	1,719,480
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	3,718	3,755,645
8.00%, 04/15/26 (Call 02/01/23)(a)	790	790,987
8.50%, 06/15/23 (Call 03/01/21)(a)	2,183	2,185,729
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	3,266	2,890,410
5.88%, 03/15/26 (Call 12/15/25)(a)	2,800	2,770,264
10.25%, 02/01/26 (Call 08/01/23)(a)(b)	3,949	4,580,840
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	3,584	4,172,744
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	2,131	1,859,297
5.25%, 11/15/22(b)	3,625	3,571,187
7.50%, 10/15/27(b)	1,725	1,863,000
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	5,188	5,596,555
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	5,150	5,806,625
11.50%, 06/01/25 (Call 06/01/22)(a)	11,753	13,551,562
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/08/21)(a)(b)	1,270	1,311,275
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	4,199	4,020,542
6.25%, 05/15/25 (Call 03/01/21)(a)	1,394	1,359,150
7.00%, 02/15/29 (Call 02/15/24)(a)	385	383,556
13.00%, 05/15/25 (Call 05/15/22)(a)	3,228	3,757,408
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(a)	385	383,075
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 03/01/21)	1,324	1,343,536
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	3,316	3,217,747
		111,082,808
Lodging — 1.9%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)(b)	1,570	1,381,600
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	5,150	5,277,849
6.00%, 08/15/26 (Call 08/15/21)(b)	3,500	3,618,615
6.38%, 04/01/26 (Call 04/01/21)	3,700	3,836,382

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
8.63%, 06/01/25 (Call 06/01/22)(a)(b)	$3,269	$3,612,245
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 03/01/21)(a)	2,882	2,932,435
10.75%, 09/01/24 (Call 03/01/21)(a)	2,932	3,019,960
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	5,415	5,354,839
3.75%, 05/01/29 (Call 05/01/24)(a)	3,260	3,311,003
4.00%, 05/01/31 (Call 05/01/26)(a)	5,130	5,270,690
4.88%, 01/15/30 (Call 01/15/25)	4,801	5,175,118
5.13%, 05/01/26 (Call 02/04/21)	6,856	7,107,615
5.38%, 05/01/25 (Call 05/01/22)(a)	2,472	2,608,578
5.75%, 05/01/28 (Call 05/01/23)(a)	2,254	2,431,503
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	1,488	1,554,960
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	2,791	2,918,618
Marriott Ownership Resorts Inc.
4.75%, 01/15/28 (Call 09/15/22)(b)	2,050	2,065,375
6.13%, 09/15/25 (Call 05/15/22)(a)	2,662	2,805,642
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	4,113	4,278,178
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	2,033	2,119,403
4.75%, 10/15/28 (Call 07/15/28)	3,716	3,871,422
5.50%, 04/15/27 (Call 01/15/27)	3,694	4,000,491
5.75%, 06/15/25 (Call 03/15/25)(b)	3,690	4,038,059
6.00%, 03/15/23	6,156	6,571,530
6.75%, 05/01/25 (Call 05/01/22)	3,815	4,084,434
7.75%, 03/15/22	3,612	3,833,235
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	3,600	3,528,000
5.00%, 10/01/25 (Call 03/01/21)(a)	3,092	3,111,974
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 03/01/21)(a)(b)	1,557	1,525,860
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	1,250	1,337,500
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	1,477	1,499,155
4.25%, 03/01/22 (Call 12/01/21)	2,211	2,244,165
4.63%, 03/01/30 (Call 12/01/29)(a)	1,683	1,740,828
5.65%, 04/01/24 (Call 02/01/24)	1,314	1,405,980
6.00%, 04/01/27 (Call 01/01/27)	2,205	2,435,808
6.60%, 10/01/25 (Call 07/01/25)	2,158	2,400,775
6.63%, 07/31/26 (Call 04/30/26)(a)	3,378	3,772,550
Wyndham Hotels & Resorts Inc.
4.38%, 08/15/28 (Call 08/15/23)(a)	2,813	2,841,130
5.38%, 04/15/26 (Call 04/15/21)(a)	2,662	2,725,223
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	2,765	2,785,738
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	4,589	4,656,022
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	8,887	9,156,010
		144,246,497
Machinery — 0.7%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)	895	906,188
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	2,088	2,181,960
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	1,891	1,955,540
Security	Par (000)	Value

Machinery (continued)
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)(b)	$292	$308,790
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 03/01/21)(a)(b)	1,979	1,939,836
Colfax Corp.
6.00%, 02/15/24 (Call 03/01/21)(a)	2,478	2,558,535
6.38%, 02/15/26 (Call 02/15/22)(a)	1,814	1,943,628
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	1,865	1,888,312
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)	1,540	1,728,650
Husky III Holding Ltd. (13.75% PIK), 13.00%, 02/15/25 (Call 03/01/21)(a)(b)(d)	2,326	2,512,080
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)(b)	1,557	1,675,721
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 03/01/21)(a)(b)	2,457	2,567,565
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)(b)	2,100	2,173,500
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 03/01/21)(a)(b)	3,137	3,205,198
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(a)(b)	1,413	1,473,053
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	1,905	2,075,688
Tennant Co., 5.63%, 05/01/25 (Call 03/01/21)(b)	1,095	1,134,968
Terex Corp., 5.63%, 02/01/25 (Call 02/18/21)(a)	3,207	3,283,166
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	3,544	3,604,319
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	2,403	2,592,236
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	7,916	8,270,122
Welbilt Inc., 9.50%, 02/15/24 (Call 03/01/21)(b)	1,865	1,920,558
		51,899,613
Manufacturing — 0.8%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)(b)	2,141	2,245,374
5.63%, 07/01/27 (Call 07/01/22)(a)(b)	1,830	1,930,650
Bombardier Inc.
5.75%, 03/15/22(a)	1,882	1,931,403
6.00%, 10/15/22 (Call 03/01/21)(a)	6,021	5,975,842
6.13%, 01/15/23(a)	6,098	6,123,612
7.45%, 05/01/34(a)	1,183	1,113,173
7.50%, 12/01/24 (Call 03/01/21)(a)	5,071	4,880,837
7.50%, 03/15/25 (Call 03/01/21)(a)(b)	7,536	7,055,580
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	9,912	9,150,461
8.75%, 12/01/21(a)	161	168,648
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	1,412	1,500,250
FXI Holdings Inc.
7.88%, 11/01/24 (Call 03/01/21)(a)	2,944	2,980,800
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	4,129	4,660,609
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	2,625	2,756,250
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)(b)	1,350	1,532,250
5.75%, 06/15/25 (Call 06/15/22)(b)	1,989	2,138,175
Koppers Inc., 6.00%, 02/15/25 (Call 03/01/21)(a)	2,772	2,848,230
LSB Industries Inc., 9.63%, 05/01/23 (Call 03/01/21)(a)(b)	2,208	2,268,720

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	$1,863	$1,963,043
		63,223,907
Media — 7.6%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	5,856	6,002,400
7.50%, 05/15/26 (Call 05/15/21)(a)	12,030	12,616,462
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	1,085	1,080,128
4.75%, 12/15/22 (Call 02/26/21)	1,658	1,660,487
4.75%, 08/01/25 (Call 08/01/21)(b)	4,715	4,856,450
5.00%, 04/01/24 (Call 03/01/21)(b)	4,789	4,865,049
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)	210	211,050
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	1,522	1,573,368
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	3,379	3,466,786
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/16/21)(a)	1,807	1,825,666
4.25%, 02/01/31 (Call 07/01/25)(a)	15,072	15,444,278
4.50%, 08/15/30 (Call 02/15/25)(a)	13,698	14,425,638
4.50%, 05/01/32 (Call 05/01/26)(a)	14,460	15,041,581
4.75%, 03/01/30 (Call 09/01/24)(a)	15,385	16,365,332
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	11,998	12,603,899
5.13%, 05/01/27 (Call 05/01/22)(a)	15,283	16,069,463
5.38%, 06/01/29 (Call 06/01/24)(a)	7,612	8,257,574
5.50%, 05/01/26 (Call 05/01/21)(a)	6,281	6,505,295
5.75%, 02/15/26 (Call 03/01/21)(a)(b)	10,963	11,311,623
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	3,734	3,880,559
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/01/21)(a)(b)	3,297	3,239,303
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	6,475	6,612,594
9.25%, 02/15/24 (Call 03/01/21)(b)	9,665	10,053,630
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	4,955	4,835,336
4.13%, 12/01/30 (Call 12/01/25)(a)	5,383	5,503,579
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	11,370	11,597,400
5.25%, 06/01/24	3,860	4,154,325
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	5,465	5,796,671
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	6,998	7,258,396
5.50%, 04/15/27 (Call 04/15/22)(a)	6,406	6,756,408
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	11,060	11,872,302
5.88%, 09/15/22	3,120	3,287,700
6.50%, 02/01/29 (Call 02/01/24)(a)	8,554	9,518,934
6.75%, 11/15/21	746	772,808
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	5,338	5,918,507
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	2,590	2,628,850
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	15,168	12,248,160
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	6,320	4,013,200
DISH DBS Corp.
5.00%, 03/15/23	7,647	7,876,792
5.88%, 07/15/22	8,874	9,228,960
5.88%, 11/15/24(b)	9,797	10,152,337
7.38%, 07/01/28 (Call 07/01/23)(b)	5,255	5,471,769
7.75%, 07/01/26(b)	10,091	10,947,978
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)	2,140	2,193,500
Security	Par (000)	Value

Media (continued)
7.25%, 11/01/24 (Call 03/01/21)(a)(b)	$2,350	$2,392,829
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 03/01/21)(a)(b)	1,753	1,788,060
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	3,364	3,505,927
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	4,305	4,279,493
5.88%, 07/15/26 (Call 07/15/21)(a)	3,500	3,631,250
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	3,700	4,043,915
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)(b)	1,355	1,426,138
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	2,564	2,618,485
5.25%, 08/15/27 (Call 08/15/22)(a)	3,904	4,048,292
6.38%, 05/01/26 (Call 05/01/22)	4,276	4,555,287
8.38%, 05/01/27 (Call 05/01/22)(b)	7,534	8,035,915
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	6,227	6,695,457
Liberty Interactive LLC
8.25%, 02/01/30	2,422	2,776,218
8.50%, 07/15/29	1,478	1,707,090
McGraw Hill LLC / McGraw-Hill Global Education Finance Inc., 8.00%, 11/30/24 (Call 03/01/21)(a)	500	499,190
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 03/01/21)(a)(b)(g)	1,782	1,728,540
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(a)(b)	595	629,956
6.88%, 02/01/26 (Call 03/01/21)(b)	6,592	6,665,501
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)(b)	1,798	1,878,910
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	5,250	5,407,500
5.63%, 07/15/27 (Call 07/15/22)(a)	9,074	9,631,688
Quebecor Media Inc., 5.75%, 01/15/23(b)	3,672	3,937,118
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	4,850	4,936,669
6.50%, 09/15/28 (Call 09/15/23)(a)	4,930	5,188,825
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	2,306	2,306,000
5.38%, 01/15/31 (Call 01/15/26)(a)	1,980	1,999,800
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,841	2,960,890
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	3,670	3,656,237
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	2,298	2,320,980
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	2,657	2,738,331
5.88%, 03/15/26 (Call 03/15/21)(a)	1,504	1,541,600
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 03/01/21)(a)	3,930	3,970,086
4.13%, 07/01/30 (Call 07/01/25)(a)	7,517	7,745,442
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	6,888	7,121,916
5.00%, 08/01/27 (Call 08/01/22)(a)	7,731	8,125,552
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	4,401	4,570,438
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	6,376	6,937,885
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	5,515	5,583,193
4.75%, 03/15/26 (Call 03/15/23)(a)	2,706	2,868,360
5.00%, 09/15/29 (Call 09/15/24)(b)	5,419	5,639,066
5.50%, 09/15/24 (Call 03/01/21)(a)(b)	345	351,038

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	$5,200	$5,501,600
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	1,315	1,357,738
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/08/21)(a)(b)	7,132	7,170,691
6.63%, 06/01/27 (Call 06/01/23)(a)	7,657	8,058,992
9.50%, 05/01/25 (Call 05/01/22)(a)	1,354	1,479,245
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	2,744	2,870,910
Urban One Inc.
7.38%, 02/01/28 (Call 02/01/24)(a)(b)	3,260	3,293,774
8.75%, 12/15/22 (Call 02/10/21)(a)	1,683	1,685,525
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)	3,095	3,180,113
6.25%, 02/28/57 (Call 02/28/27)(b)(e)	3,491	3,918,647
Videotron Ltd.
5.00%, 07/15/22	3,148	3,293,595
5.13%, 04/15/27 (Call 04/15/22)(a)	3,179	3,361,411
5.38%, 06/15/24 (Call 03/15/24)(a)	2,278	2,500,105
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	4,305	4,432,127
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	4,700	4,866,850
5.50%, 08/15/26 (Call 08/15/21)(a)	3,369	3,516,394
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	7,738	8,303,725
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	2,780	2,905,100
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	2,670	2,784,570
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	3,609	3,780,427
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	3,700	3,877,988
5.50%, 01/15/27 (Call 01/15/22)(a)(b)	8,037	8,377,809
		572,964,930
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	1,741	1,832,402
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 03/01/21)(a)(b)	4,502	4,592,040
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 03/01/21)(a)	1,442	1,435,468
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)(b)	1,787	1,795,953
		9,655,863
Mining — 1.9%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/23)(a)	3,775	4,059,144
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	2,879	3,143,508
6.75%, 09/30/24 (Call 03/01/21)(a)	2,932	3,041,950
7.00%, 09/30/26 (Call 09/30/21)(a)	3,015	3,182,378
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	3,060	3,290,739
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	4,008	4,298,279
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	1,122	1,161,270
6.75%, 12/01/27 (Call 12/01/22)(a)	2,825	3,029,813
Constellium SE
5.63%, 06/15/28 (Call 06/15/23)(a)	1,695	1,813,650
5.75%, 05/15/24 (Call 03/01/21)(a)	2,142	2,174,130
Security	Par (000)	Value

Mining (continued)
5.88%, 02/15/26 (Call 03/01/21)(a)	$2,659	$2,733,718
6.63%, 03/01/25 (Call 03/01/21)(a)	2,874	2,921,981
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/21)(a)(b)	843	699,690
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	3,577	3,929,299
4.75%, 05/15/22 (Call 02/15/22)(a)	2,979	3,064,646
5.13%, 03/15/23 (Call 12/15/22)(a)	2,379	2,496,475
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	3,899	4,236,751
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	2,175	2,217,848
3.88%, 03/15/23 (Call 12/15/22)	6,600	6,894,502
4.13%, 03/01/28 (Call 03/01/23)	3,824	4,022,083
4.25%, 03/01/30 (Call 03/01/25)	3,320	3,599,079
4.38%, 08/01/28 (Call 08/01/23)	3,061	3,243,665
4.55%, 11/14/24 (Call 08/14/24)(b)	3,539	3,880,671
4.63%, 08/01/30 (Call 08/01/25)	4,219	4,684,250
5.00%, 09/01/27 (Call 09/01/22)(b)	3,281	3,494,265
5.25%, 09/01/29 (Call 09/01/24)(b)	3,644	4,063,060
5.40%, 11/14/34 (Call 05/14/34)(b)	3,350	4,162,375
5.45%, 03/15/43 (Call 09/15/42)	9,041	11,301,250
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	2,645	2,859,906
Hudbay Minerals Inc.
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,128	3,315,680
7.63%, 01/15/25 (Call 03/01/21)(a)	2,246	2,337,974
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)(b)	2,495	2,556,627
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)(b)	2,539	2,863,865
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)(b)	1,014	1,074,840
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	2,887	2,977,998
6.50%, 05/01/25 (Call 05/01/22)(a)	1,555	1,659,963
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 02/08/21)(a)(b)	1,302	1,178,310
New Gold Inc.
6.38%, 05/15/25 (Call 03/01/21)(a)	524	542,340
7.50%, 07/15/27 (Call 07/15/23)(a)(b)	2,082	2,248,997
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	8,147	8,554,350
5.88%, 09/30/26 (Call 09/30/21)(a)	7,344	7,692,840
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	2,000	2,124,058
Taseko Mines Ltd.
7.00%, 02/15/26 (Call 02/15/23)(a)	1,475	1,469,469
8.75%, 06/15/22 (Call 03/01/21)(a)	960	984,480
		145,282,166
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 02/15/23)(b)	3,777	3,799,926
4.13%, 05/01/25 (Call 05/01/22)	3,046	3,156,418
4.25%, 04/01/28 (Call 10/01/22)	3,234	3,371,817
5.50%, 12/01/24 (Call 06/01/24)	2,873	3,167,483
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(b)	1,446	1,489,380
5.95%, 04/01/23 (Call 03/01/23)	1,599	1,670,955
Xerox Corp.
3.80%, 05/15/24(b)	1,466	1,531,970
4.07%, 03/17/22(b)	964	988,100
4.38%, 03/15/23 (Call 02/15/23)	5,005	5,255,250

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
4.80%, 03/01/35(b)	$1,272	$1,282,748
6.75%, 12/15/39(b)	1,731	1,889,231
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	4,071	4,269,583
5.50%, 08/15/28 (Call 07/15/28)(a)	3,735	3,878,424
		35,751,285
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	1,398	1,478,385
Oil & Gas — 7.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	855	874,238
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)(b)	3,124	3,219,183
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(b)	2,853	2,703,217
5.13%, 12/01/22 (Call 02/10/21)	1,514	1,514,303
5.63%, 06/01/23 (Call 03/01/21)(b)	3,067	3,032,496
7.63%, 02/01/29 (Call 02/01/24)(a)	2,120	2,167,043
8.38%, 07/15/26 (Call 01/15/24)(a)	1,775	1,873,002
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	3,230	3,189,625
4.25%, 01/15/44 (Call 07/15/43)(b)	2,955	2,718,600
4.38%, 10/15/28 (Call 07/15/28)(b)	5,317	5,293,818
4.63%, 11/15/25 (Call 08/15/25)	2,740	2,808,500
4.75%, 04/15/43 (Call 10/15/42)	5,441	5,168,950
4.88%, 11/15/27 (Call 05/15/27)(b)	3,875	3,981,562
5.10%, 09/01/40 (Call 03/01/40)(b)	5,800	5,872,848
5.25%, 02/01/42 (Call 08/01/41)(b)	2,315	2,315,000
5.35%, 07/01/49 (Call 01/01/49)	2,072	2,040,920
6.00%, 01/15/37(b)	2,040	2,274,600
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28 (Call 02/01/24)(a)	1,130	1,150,012
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	2,663	2,543,165
9.00%, 11/01/27 (Call 11/01/26)(a)	1,339	1,508,892
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 03/01/21)(a)	861	430,500
Baytex Energy Corp.
5.63%, 06/01/24 (Call 03/01/21)(a)	1,509	1,279,632
8.75%, 04/01/27 (Call 04/01/23)(a)	2,025	1,594,688
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 03/01/21)(a)	1,749	1,661,550
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	925	916,906
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 03/01/21)	448	443,070
7.75%, 04/15/23 (Call 03/01/21)	1,707	1,647,255
11.00%, 04/15/25 (Call 10/15/21)(a)	2,804	2,775,960
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 03/01/21)(a)	1,215	1,020,600
6.88%, 04/01/27 (Call 04/01/22)(a)	1,652	1,434,845
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	6,718	6,449,280
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 03/01/21)(a)	2,584	2,577,798
7.00%, 06/15/25 (Call 06/15/22)(a)	6,005	6,086,368
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	2,145	2,216,750
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	3,419	3,676,451
Security	Par (000)	Value

Oil & Gas (continued)
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	$1,300	$1,241,500
Comstock Resources Inc.
7.50%, 05/15/25 (Call 03/01/21)(a)	3,506	3,584,885
9.75%, 08/15/26 (Call 08/15/21)(b)	4,208	4,476,260
9.75%, 08/15/26 (Call 08/15/21)	4,180	4,451,700
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	5,313	5,445,825
4.38%, 01/15/28 (Call 10/15/27)(b)	5,737	5,850,535
4.50%, 04/15/23 (Call 01/15/23)(b)	4,591	4,711,927
4.90%, 06/01/44 (Call 12/01/43)(b)	3,425	3,309,406
5.00%, 09/15/22 (Call 03/01/21)(b)	1,478	1,479,848
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	6,885	7,453,012
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 03/01/21)(a)	6,172	6,142,035
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	3,312	3,244,766
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	1,965	1,928,746
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(a)(b)	2,510	2,597,850
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 03/01/21)(a)	2,748	2,844,180
5.75%, 01/30/28 (Call 01/30/23)(a)	5,234	5,548,040
6.63%, 07/15/25 (Call 07/15/22)(a)(b)	3,143	3,357,117
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 02/15/23 (Call 03/01/21)(a)	950	914,375
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)(b)	2,289	1,625,190
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	3,255	3,305,794
3.90%, 10/01/27 (Call 07/01/27)(b)	6,550	6,803,812
5.00%, 01/15/29 (Call 07/15/28)(b)	1,290	1,402,875
7.88%, 02/01/25 (Call 01/01/25)(b)	5,275	6,216,324
8.75%, 02/01/30 (Call 11/01/29)	3,745	4,775,699
Global Marine Inc., 7.00%, 06/01/28(b)	972	427,680
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)(b)	1,054	727,271
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/22)(a)	1,024	712,049
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 03/01/21)	1,135	459,675
8.75%, 06/15/25 (Call 03/01/21)(b)	1,320	521,400
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 03/01/21)(a)(b)	2,716	2,777,110
5.75%, 02/01/29 (Call 02/01/24)(a)	2,060	2,094,649
6.00%, 02/01/31 (Call 02/01/26)(a)	2,220	2,253,300
6.25%, 11/01/28 (Call 11/01/23)(a)	2,915	3,075,325
Indigo Natural Resources LLC
5.38%, 02/01/29 (Call 02/01/24)(a)	1,155	1,140,563
6.88%, 02/15/26 (Call 02/03/21)(a)	3,737	3,872,279
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	2,500	2,506,250
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)(b)	2,671	2,292,039
10.13%, 01/15/28 (Call 01/15/23)	1,934	1,682,580
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	2,020	2,098,780
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	5,381	5,138,855
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	920	913,100

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 01/15/25 (Call 03/01/21)(a)(b)	$2,857	$2,942,996
7.00%, 03/31/24 (Call 02/18/21)(a)(b)	3,176	3,219,511
7.13%, 02/01/27 (Call 02/01/23)(a)	5,911	6,103,107
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 03/01/21)(a)	3,312	2,804,502
10.50%, 05/15/27 (Call 05/15/22)(a)	2,175	1,903,125
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	1,047	1,036,530
4.95%, 12/01/22 (Call 09/01/22)	2,000	2,000,000
5.75%, 08/15/25 (Call 03/01/21)(b)	3,099	2,979,565
5.88%, 12/01/27 (Call 12/01/22)	3,174	3,017,522
6.38%, 12/01/42 (Call 06/01/42)(b)	1,676	1,466,500
6.88%, 08/15/24 (Call 03/01/21)(b)	2,792	2,729,180
7.05%, 05/01/29(b)	765	742,050
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)(b)	1,691	1,065,330
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	2,233	1,809,958
7.50%, 01/15/28 (Call 01/15/23)(a)	1,995	1,556,100
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)(b)	4,315	4,217,912
Northern Oil and Gas Inc. (9.50% PIK), 8.50%, 05/15/23 (Call 03/01/21)(d)	1,491	1,423,759
Occidental Petroleum Corp.
2.70%, 08/15/22	7,800	7,821,138
2.70%, 02/15/23 (Call 11/15/22)	5,000	4,939,625
2.90%, 08/15/24 (Call 07/15/24)	14,891	14,407,042
3.00%, 02/15/27 (Call 11/15/26)	4,232	3,914,600
3.20%, 08/15/26 (Call 06/15/26)	5,686	5,344,840
3.40%, 04/15/26 (Call 01/15/26)	6,145	5,935,640
3.50%, 06/15/25 (Call 03/15/25)(b)	4,207	4,080,790
3.50%, 08/15/29 (Call 05/15/29)(b)	7,519	6,976,655
4.10%, 02/15/47 (Call 08/15/46)	3,200	2,656,000
4.20%, 03/15/48 (Call 09/15/47)(b)	4,207	3,533,880
4.30%, 08/15/39 (Call 02/15/39)	3,366	2,945,250
4.40%, 04/15/46 (Call 10/15/45)	5,632	4,960,497
4.40%, 08/15/49 (Call 02/15/49)	3,839	3,263,150
4.50%, 07/15/44 (Call 01/15/44)(b)	3,419	2,957,435
4.63%, 06/15/45 (Call 12/15/44)	3,794	3,307,941
5.50%, 12/01/25 (Call 09/01/25)	2,720	2,856,000
5.55%, 03/15/26 (Call 12/15/25)	5,662	5,952,177
5.88%, 09/01/25 (Call 06/01/25)(b)	4,960	5,199,072
6.13%, 01/01/31 (Call 07/01/30)(b)	3,405	3,704,044
6.20%, 03/15/40	3,956	4,114,240
6.38%, 09/01/28 (Call 03/01/28)(b)	3,425	3,733,250
6.45%, 09/15/36	8,933	9,802,851
6.60%, 03/15/46 (Call 09/15/45)	5,627	6,061,461
6.63%, 09/01/30 (Call 03/01/30)(b)	7,788	8,761,500
6.95%, 07/01/24	3,203	3,475,255
7.50%, 05/01/31	4,475	5,157,437
7.88%, 09/15/31	2,932	3,350,690
7.95%, 06/15/39(b)	1,863	2,161,080
8.00%, 07/15/25 (Call 04/15/25)(b)	3,030	3,424,657
8.50%, 07/15/27 (Call 01/15/27)(b)	2,998	3,521,751
8.88%, 07/15/30 (Call 01/15/30)(b)	5,225	6,561,294
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,229	3,527,790
5.63%, 07/01/24	4,587	4,991,810
5.75%, 01/30/22	1,740	1,805,256
Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc.
6.50%, 08/15/34(b)	$4,125	$5,062,445
6.50%, 02/01/38	2,300	2,741,000
6.63%, 08/15/37	1,995	2,401,879
7.20%, 11/01/31	2,124	2,677,525
7.38%, 11/01/31	2,175	2,772,414
8.13%, 09/15/30	1,620	2,127,535
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 03/01/21)(a)	1,330	1,290,100
Parkland Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	3,289	3,519,230
6.00%, 04/01/26 (Call 04/01/21)(a)	2,775	2,913,750
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	2,320	2,465,000
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	3,691	4,037,031
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	4,239	2,459,574
7.25%, 06/15/25 (Call 03/01/21)	3,546	2,353,214
9.25%, 05/15/25 (Call 05/15/22)(a)	5,688	5,486,929
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	3,890	3,962,860
6.13%, 09/15/24 (Call 03/01/21)	2,225	2,269,945
Precision Drilling Corp.
5.25%, 11/15/24 (Call 02/16/21)(b)	1,752	1,611,840
7.13%, 01/15/26 (Call 02/16/21)(a)(b)	1,085	1,053,128
7.75%, 12/15/23 (Call 02/16/21)(b)	1,655	1,648,794
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	3,321	3,495,352
5.38%, 10/01/22 (Call 07/01/22)	2,504	2,597,900
5.63%, 03/01/26 (Call 12/01/25)(b)	2,736	3,050,914
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	3,624	3,546,745
5.00%, 08/15/22 (Call 05/15/22)(b)	2,500	2,512,500
5.00%, 03/15/23 (Call 12/15/22)(b)	3,099	3,107,755
8.25%, 01/15/29 (Call 01/15/24)(a)	2,290	2,404,500
9.25%, 02/01/26 (Call 02/01/22)	3,380	3,683,490
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 03/01/21)(a)	3,861	3,920,067
6.75%, 05/01/23 (Call 03/01/21)(a)(b)	2,030	2,050,300
6.88%, 06/30/23 (Call 03/01/21)(a)(b)	400	404,500
SM Energy Co.
5.00%, 01/15/24 (Call 03/01/21)(b)	295	273,613
5.63%, 06/01/25 (Call 03/01/21)	775	701,375
10.00%, 01/15/25 (Call 06/17/22)(a)	5,693	6,312,114
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(b)	3,990	4,182,019
7.50%, 04/01/26 (Call 04/01/21)(b)	3,654	3,817,699
7.75%, 10/01/27 (Call 10/01/22)(b)	2,078	2,192,290
8.38%, 09/15/28 (Call 09/15/23)(b)	1,840	1,968,993
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	3,836	3,920,795
5.50%, 02/15/26 (Call 03/01/21)	4,290	4,408,747
5.88%, 03/15/28 (Call 03/15/23)	2,188	2,319,280
6.00%, 04/15/27 (Call 04/15/22)	3,347	3,543,636
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(a)	2,665	2,525,088
Teine Energy Ltd., 6.88%, 09/30/22 (Call 03/01/21)(a)(b)	2,441	2,428,795
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	2,331	2,062,824

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
6.80%, 03/15/38(b)	$2,434	$924,920
7.50%, 01/15/26 (Call 02/08/21)(a)	2,273	1,136,500
7.50%, 04/15/31(b)	1,581	642,281
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	2,444	1,258,660
11.50%, 01/30/27 (Call 07/30/23)(a)	500	386,250
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	2,115	1,956,708
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	2,049	1,844,100
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)(b)	2,143	1,961,059
Vantage Drilling International, 9.25%, 11/15/23 (Call 03/01/21)(a)	1,604	1,058,640
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/01/21)(a)(b)	1,255	1,130,642
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 03/01/21)(a)	661	614,730
9.75%, 04/15/23 (Call 03/01/21)(a)	405	376,650
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	2,784	2,923,200
W&T Offshore Inc., 9.75%, 11/01/23 (Call 03/01/21)(a)	2,632	2,081,201
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	4,681	4,954,838
5.25%, 09/15/24 (Call 06/15/24)	2,844	3,162,172
5.25%, 10/15/27 (Call 10/15/22)	2,771	2,920,800
5.75%, 06/01/26 (Call 06/01/21)	2,556	2,680,925
5.88%, 06/15/28 (Call 06/15/23)	2,733	2,959,183
		581,348,921
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	3,025	3,089,281
6.88%, 04/01/27 (Call 04/01/22)(a)	2,367	2,484,521
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 03/01/21)(a)	75	13,875
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 03/01/21)(a)	1,341	1,361,115
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	1,587	1,534,502
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 03/01/21)	1,711	1,520,831
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	850	450,500
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 03/01/21)(a)	1,332	552,780
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	2,108	1,986,790
6.00%, 02/01/28 (Call 11/01/27)	1,355	1,260,150
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	2,070	2,156,239
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 03/01/21)(a)(b)	1,539	1,477,440
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 03/01/21)(a)(b)	1,592	1,464,456
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	3,688	3,854,698
6.88%, 09/01/27 (Call 09/01/22)	3,718	3,941,080
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)	2,555	2,631,650
11.00%, 12/01/24 (Call 12/01/21)(a)	8,904	7,635,180
Security	Par (000)	Value

Oil & Gas Services (continued)
Welltec A/S, 9.50%, 12/01/22 (Call 03/01/21)(a)(b)	$1,856	$1,707,520
		39,122,608
Packaging & Containers — 2.5%
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 11/15/22)(a)(b)(d)	5,625	5,913,281
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	6,420	6,620,625
5.25%, 04/30/25 (Call 04/30/22)(a)	3,280	3,456,300
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	4,280	4,436,391
5.25%, 08/15/27 (Call 08/15/22)(a)	5,150	5,338,181
6.00%, 02/15/25 (Call 02/09/21)(a)	3,470	3,571,949
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	6,699	6,667,515
4.00%, 11/15/23	4,680	5,001,750
4.88%, 03/15/26 (Call 12/15/25)	4,041	4,534,810
5.00%, 03/15/22	2,224	2,322,301
5.25%, 07/01/25	5,225	5,932,491
Berry Global Inc.
4.50%, 02/15/26 (Call 03/01/21)(a)(b)	2,877	2,934,396
4.88%, 07/15/26 (Call 07/15/22)(a)	6,457	6,912,218
5.13%, 07/15/23 (Call 03/01/21)(b)	1,398	1,427,708
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	2,851	3,032,751
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	1,495	1,584,700
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	3,222	3,403,237
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	4,488	4,706,790
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	2,846	3,085,562
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 03/01/21)	4,245	4,404,400
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	1,184	1,438,560
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 03/01/21)(a)	3,361	3,415,616
7.88%, 07/15/26 (Call 07/15/21)(a)	2,657	2,755,840
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)(b)	2,679	2,896,669
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	2,649	2,761,583
3.50%, 03/01/29 (Call 09/01/28)(a)(b)	1,835	1,878,581
4.13%, 08/15/24 (Call 05/15/24)(b)	767	813,020
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	1,179	1,299,848
4.88%, 11/15/22 (Call 08/15/22)(b)	841	879,896
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	3,021	3,221,141
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)(b)	3,435	3,546,637
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)(b)	859	906,400
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	3,679	3,938,829
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	4,001	4,431,107
Matthews International Corp., 5.25%, 12/01/25 (Call 03/01/21)(a)(b)	1,529	1,557,669
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 03/01/21)(a)	6,176	6,250,606
7.25%, 04/15/25 (Call 03/01/21)(a)(b)	7,054	6,979,933
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(b)	1,159	1,187,975

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	$1,185	$1,273,875
5.88%, 08/15/23(a)(b)	3,919	4,193,330
6.38%, 08/15/25(a)(b)	1,488	1,655,400
6.63%, 05/13/27 (Call 05/15/23)(a)	3,655	3,959,918
Pactiv LLC, 7.95%, 12/15/25(b)	1,278	1,447,335
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 03/01/21)(a)(b)	2,541	2,598,173
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
4.00%, 10/15/27 (Call 10/15/23)(a)	5,175	5,205,791
5.13%, 07/15/23 (Call 02/14/21)(a)(b)	266	269,298
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	2,875	3,054,688
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	1,720	1,801,700
5.13%, 12/01/24 (Call 09/01/24)(a)	2,335	2,578,249
5.25%, 04/01/23 (Call 01/01/23)(a)	1,268	1,339,325
5.50%, 09/15/25 (Call 06/15/25)(a)	2,214	2,463,075
6.88%, 07/15/33(a)(b)	2,123	2,804,855
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)(b)	2,867	2,974,513
4.75%, 03/15/25 (Call 03/01/21)(b)	1,363	1,385,149
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 02/08/21)(a)	751	766,020
9.25%, 08/01/24 (Call 08/01/21)(a)(b)	1,662	1,759,643
TriMas Corp., 4.88%, 10/15/25 (Call 03/01/21)(a)	1,037	1,060,804
Trivium Packaging Finance BV 5.50%, 08/15/26 (Call 08/15/22)(a)(b)	5,574	5,876,808
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	3,598	3,908,399
		187,823,614
Pharmaceuticals — 1.9%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	1,105	1,128,636
6.13%, 08/01/28 (Call 08/01/23)(a)(b)	1,572	1,689,900
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	7,917	8,768,077
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	7,368	8,177,743
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	6,450	6,645,435
5.00%, 02/15/29 (Call 02/15/24)(a)	4,215	4,314,706
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	6,083	6,281,062
5.25%, 02/15/31 (Call 02/15/26)(a)	4,700	4,833,832
5.50%, 11/01/25 (Call 03/01/21)(a)(b)	9,392	9,670,942
5.75%, 08/15/27 (Call 08/15/22)(a)	2,171	2,336,539
6.13%, 04/15/25 (Call 03/01/21)(a)	13,544	13,876,641
6.25%, 02/15/29 (Call 02/15/24)(a)	7,677	8,234,197
7.00%, 03/15/24 (Call 03/01/21)(a)	7,024	7,179,933
7.00%, 01/15/28 (Call 01/15/23)(a)	3,907	4,228,155
7.25%, 05/30/29 (Call 05/30/24)(a)	3,764	4,192,155
9.00%, 12/15/25 (Call 12/15/21)(a)	7,094	7,787,084
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)(b)	2,625	2,700,469
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(b)	3,443	3,718,440
5.90%, 08/28/28 (Call 05/28/28)(b)	3,638	4,345,591
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 03/01/21)(a)(b)	1,150	1,161,500
6.00%, 06/30/28 (Call 06/30/23)(a)	6,356	5,325,375
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	4,698	5,367,465
Security	Par (000)	Value

Pharmaceuticals (continued)
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	$3,293	$3,589,370
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	2,295	2,423,371
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	3,215	3,423,975
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	2,415	2,584,050
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	10,333	11,142,281
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)(b)	1,043	1,108,187
		146,235,111
Pipelines — 4.5%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 02/15/21)(a)	860	856,560
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 02/16/21)	3,313	3,304,718
5.75%, 03/01/27 (Call 03/01/22)(a)	3,556	3,546,443
5.75%, 01/15/28 (Call 01/15/23)(a)	3,305	3,305,000
7.88%, 05/15/26 (Call 05/15/23)(a)	2,130	2,279,366
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/21)(a)	1,369	1,369,000
7.63%, 12/15/25 (Call 12/15/22)(a)	2,235	2,364,921
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	3,318	3,342,188
4.13%, 03/01/25 (Call 02/01/25)(a)	2,768	2,806,060
4.13%, 12/01/27 (Call 09/01/27)(b)	2,149	2,198,534
4.15%, 07/01/23 (Call 04/01/23)	2,171	2,227,750
4.35%, 10/15/24 (Call 07/15/24)(b)	1,600	1,641,728
4.50%, 03/01/28 (Call 12/01/27)(a)	2,920	3,016,126
5.60%, 10/15/44 (Call 04/15/44)	1,248	1,204,320
5.85%, 11/15/43 (Call 05/15/43)	1,650	1,645,875
6.38%, 01/22/78 (Call 01/22/23)(e)	2,262	1,759,576
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	10,119	10,587,004
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)	7,666	8,240,950
5.25%, 10/01/25 (Call 03/01/21)	7,229	7,418,761
5.63%, 10/01/26 (Call 10/01/21)	5,554	5,778,104
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)	1,816	1,861,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	3,056	2,942,149
5.75%, 04/01/25 (Call 03/01/21)	2,367	2,343,330
6.00%, 02/01/29 (Call 02/01/24)(a)	2,415	2,326,454
6.25%, 04/01/23 (Call 02/16/21)	3,549	3,567,100
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	2,674	2,747,535
4.95%, 04/01/22 (Call 01/01/22)(b)	1,055	1,086,059
5.13%, 05/15/29 (Call 02/15/29)	3,328	3,619,566
5.38%, 07/15/25 (Call 04/15/25)	4,522	4,838,540
5.60%, 04/01/44 (Call 10/01/43)	2,102	2,196,590
5.63%, 07/15/27 (Call 04/15/27)(b)	3,175	3,460,750
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	2,980	2,637,300
6.45%, 11/03/36(a)(b)	1,303	1,449,588
6.75%, 09/15/37(a)	1,377	1,528,470
8.13%, 08/16/30(b)	1,498	1,979,517

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	$2,513	$2,399,915
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	2,580	2,575,163
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,912	3,804,420
4.40%, 04/01/24 (Call 01/01/24)	2,843	2,814,570
4.85%, 07/15/26 (Call 04/15/26)	3,250	3,155,880
5.05%, 04/01/45 (Call 10/01/44)	1,840	1,471,614
5.45%, 06/01/47 (Call 12/01/46)	2,135	1,708,000
5.60%, 04/01/44 (Call 10/01/43)	1,532	1,229,430
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	2,600	2,630,316
4.13%, 12/01/26 (Call 09/01/26)	2,469	2,391,227
4.50%, 01/15/29 (Call 07/15/28)(a)	3,510	3,387,922
4.75%, 07/15/23 (Call 06/15/23)	5,535	5,728,725
4.75%, 01/15/31 (Call 07/15/30)(a)	4,725	4,561,420
5.50%, 07/15/28 (Call 04/15/28)	4,385	4,541,720
6.00%, 07/01/25 (Call 04/01/25)(a)	3,257	3,407,050
6.50%, 07/01/27 (Call 01/01/27)(a)	4,434	4,747,905
6.50%, 07/15/48 (Call 01/15/48)	2,500	2,385,500
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 10/15/24)	2,910	2,765,373
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 03/01/21)(b)	1,483	1,394,020
6.25%, 05/15/26 (Call 03/01/21)	2,423	2,171,832
6.50%, 10/01/25 (Call 03/01/21)(b)	2,700	2,498,310
7.75%, 02/01/28 (Call 02/01/23)	3,858	3,578,295
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)(a)(b)	1,714	1,833,980
7.00%, 08/01/27 (Call 08/01/22)	1,710	1,806,188
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)(b)	3,701	3,886,975
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	3,112	3,229,634
5.63%, 02/15/26 (Call 03/01/21)(a)	4,073	4,227,428
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)(b)	2,703	2,719,083
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25(a)(b)	1,150	1,150,000
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	6,465	6,687,202
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	4,755	4,820,381
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/21)	1,303	1,029,370
7.50%, 11/01/23 (Call 03/01/21)	2,646	2,414,475
7.50%, 04/15/26 (Call 04/15/22)(b)	2,065	1,597,174
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)(b)	2,948	3,018,103
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)(b)	605	615,588
5.63%, 04/28/27 (Call 01/28/27)	2,792	2,931,600
5.75%, 10/01/25 (Call 07/01/25)	2,708	2,870,480
6.00%, 06/01/26 (Call 03/01/26)	3,189	3,388,312
6.38%, 10/01/30 (Call 04/01/30)	2,934	3,231,068
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/01/21)	2,768	2,654,512
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)(b)	2,984	3,125,740
Security	Par (000)	Value

Pipelines (continued)
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	$1,937	$1,990,655
4.80%, 05/15/30 (Call 02/15/30)(a)	1,646	1,728,300
4.95%, 07/15/29 (Call 04/15/29)(a)	3,522	3,790,552
6.88%, 04/15/40(a)	2,232	2,488,680
7.50%, 07/15/38(a)(b)	1,258	1,427,830
Ruby Pipeline LLC, 7.75%, 04/01/22(a)(b)	1,902	1,793,061
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	2,050	2,050,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 03/01/21)(a)	1,999	2,035,042
5.50%, 01/15/28 (Call 01/15/23)(a)	4,081	4,040,190
6.00%, 03/01/27 (Call 03/01/23)(a)	2,396	2,419,960
6.00%, 12/31/30 (Call 12/31/25)(a)	2,960	2,967,400
7.50%, 10/01/25 (Call 10/01/22)(a)	3,128	3,331,320
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	2,215	2,192,850
4.25%, 11/15/23 (Call 03/01/21)	2,389	2,400,694
4.88%, 02/01/31 (Call 02/01/26)(a)	5,170	5,394,895
5.00%, 01/15/28 (Call 01/15/23)	3,572	3,688,090
5.13%, 02/01/25 (Call 02/18/21)	1,947	1,999,764
5.38%, 02/01/27 (Call 02/01/22)	2,096	2,166,132
5.50%, 03/01/30 (Call 03/01/25)	4,780	5,081,714
5.88%, 04/15/26 (Call 04/15/21)(b)	5,491	5,751,877
6.50%, 07/15/27 (Call 07/15/22)	3,432	3,689,400
6.88%, 01/15/29 (Call 01/15/24)	3,907	4,312,351
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/16/21)	1,773	1,781,865
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	2,828	2,870,420
4.00%, 07/01/22 (Call 04/01/22)	2,361	2,420,544
4.10%, 02/01/25 (Call 01/01/25)	5,481	5,675,959
4.50%, 03/01/28 (Call 12/01/27)	2,198	2,274,930
4.65%, 07/01/26 (Call 04/01/26)	2,610	2,740,500
4.75%, 08/15/28 (Call 05/15/28)	2,236	2,364,570
5.05%, 02/01/30 (Call 11/01/29)	5,981	6,579,100
5.30%, 03/01/48 (Call 09/01/47)	3,247	3,328,175
5.45%, 04/01/44 (Call 10/01/43)	2,933	3,075,984
5.50%, 08/15/48 (Call 02/15/48)	1,775	1,757,250
6.25%, 02/01/50 (Call 08/01/49)	4,775	5,371,875
		337,045,161
Real Estate — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	3,573	3,886,352
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 03/01/21)(a)(b)	3,428	3,618,305
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 03/01/21)(a)	2,838	2,923,140
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	1,675	1,667,647
4.38%, 02/01/31 (Call 02/01/26)(a)	1,620	1,616,614
5.38%, 03/15/25 (Call 03/01/21)(a)(b)	4,680	4,825,127
5.38%, 08/01/28 (Call 08/01/23)(a)	3,845	4,056,475
Hunt Companies Inc., 6.25%, 02/15/26 (Call 03/01/21)(a)(b)	135	138,038
Kennedy-Wilson Inc.
4.75%, 03/01/29	1,440	1,443,600
5.00%, 03/01/31 (Call 03/01/26)	1,050	1,052,625

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
5.88%, 04/01/24 (Call 03/01/21)(b)	$6,075	$6,169,162
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	3,032	3,293,436
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	2,230	2,302,475
5.75%, 01/15/29 (Call 01/15/24)(a)	1,715	1,751,444
7.63%, 06/15/25 (Call 06/15/22)(a)	2,618	2,843,802
9.38%, 04/01/27 (Call 04/01/22)(a)	2,844	3,153,285
WeWork Companies Inc., 7.88%, 05/01/25(a)	1,592	1,416,880
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/22)(a)	430	434,838
		46,593,245
Real Estate Investment Trusts — 3.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	4,720	4,898,794
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 03/01/21)(b)	1,238	1,277,864
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)(b)	1,360	1,394,000
4.75%, 02/15/28 (Call 08/15/27)(b)	2,581	2,581,000
9.75%, 06/15/25 (Call 06/15/22)	5,525	6,269,217
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(b)	2,654	2,597,485
4.50%, 04/01/25 (Call 01/01/25)(b)	1,694	1,741,160
4.50%, 06/01/27 (Call 03/01/27)(b)	2,150	2,196,458
4.75%, 12/15/26 (Call 09/15/26)(b)	2,325	2,421,098
4.95%, 04/15/28 (Call 01/15/28)	2,157	2,239,446
5.25%, 07/15/23 (Call 04/15/23)(b)	698	726,427
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	4,108	4,200,348
5.25%, 05/01/25 (Call 03/01/21)(a)	6,406	6,534,120
Felcor Lodging LP, 6.00%, 06/01/25 (Call 02/16/21)(b)	2,786	2,859,132
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 03/01/21)	1,215	1,038,825
5.88%, 10/15/24 (Call 03/01/21)(b)	847	639,485
6.00%, 04/15/26 (Call 04/15/21)(b)	1,166	836,605
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	2,375	2,418,267
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)(b)	2,005	2,017,531
5.25%, 07/15/24 (Call 07/15/21)(a)	2,775	2,878,230
6.00%, 04/15/25 (Call 04/15/22)(a)	2,322	2,467,125
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	5,510	5,634,416
4.88%, 09/15/27 (Call 09/15/22)(a)	4,787	5,002,415
4.88%, 09/15/29 (Call 09/15/24)(a)	5,126	5,322,710
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	2,265	2,380,379
5.25%, 03/15/28 (Call 12/27/22)(a)	4,226	4,439,941
5.25%, 07/15/30 (Call 07/15/25)(a)	6,395	6,778,700
5.63%, 07/15/32 (Call 07/15/26)(a)	3,374	3,643,920
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	2,843	2,800,355
4.75%, 10/01/24 (Call 07/01/24)	4,231	4,339,800
5.50%, 02/15/26 (Call 08/15/22)(b)	2,100	2,134,125
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	3,451	3,306,334
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	1,502	1,509,510
5.25%, 10/01/25 (Call 02/16/21)(a)	2,094	2,088,765
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)(b)	$1,606	$1,622,105
4.50%, 04/18/22 (Call 01/18/22)(b)	1,112	1,136,756
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	3,248	3,302,810
4.50%, 09/01/26 (Call 06/01/26)(b)	2,706	2,874,070
4.50%, 01/15/28 (Call 10/15/27)(b)	1,761	1,849,050
4.63%, 06/15/25 (Call 03/15/25)(a)	4,081	4,325,860
5.63%, 05/01/24 (Call 02/01/24)(b)	5,489	5,888,517
5.75%, 02/01/27 (Call 11/01/26)(b)	4,370	4,898,355
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	5,330	5,379,702
4.63%, 08/01/29 (Call 08/01/24)(b)	4,764	5,094,955
5.00%, 10/15/27 (Call 10/15/22)	6,849	7,259,940
5.25%, 08/01/26 (Call 08/01/21)	2,471	2,557,485
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	3,035	3,027,412
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)	4,098	4,292,655
7.50%, 06/01/25 (Call 06/01/22)(a)	2,680	2,887,700
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 10/15/22)	3,719	3,793,380
5.00%, 04/15/23 (Call 03/01/21)	2,485	2,493,524
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	5,030	5,017,425
3.88%, 02/15/27 (Call 02/15/23)	7,187	7,505,456
4.00%, 10/01/22 (Call 02/11/21)(b)	2,950	2,980,680
4.88%, 09/01/24 (Call 03/01/21)(b)	4,534	4,654,650
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	2,293	2,086,630
4.35%, 10/01/24 (Call 09/01/24)(b)	4,354	4,275,846
4.38%, 02/15/30 (Call 08/15/29)(b)	1,850	1,683,509
4.50%, 06/15/23 (Call 12/15/22)(b)	2,382	2,397,483
4.50%, 03/15/25 (Call 09/15/24)	1,796	1,742,120
4.65%, 03/15/24 (Call 09/15/23)	1,950	1,936,350
4.75%, 10/01/26 (Call 08/01/26)	2,717	2,608,320
4.95%, 02/15/27 (Call 08/15/26)(b)	2,053	1,981,145
4.95%, 10/01/29 (Call 07/01/29)(b)	1,850	1,749,813
5.00%, 08/15/22 (Call 02/15/22)(b)	2,370	2,387,775
5.25%, 02/15/26 (Call 08/15/25)(b)	1,901	1,872,485
5.50%, 12/15/27 (Call 09/15/27)(b)	1,840	1,965,607
7.50%, 09/15/25 (Call 06/15/25)	3,762	4,235,056
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	3,049	3,051,409
5.00%, 12/15/21 (Call 09/15/21)	346	350,757
5.50%, 11/01/23 (Call 08/01/23)(a)(b)	1,510	1,570,400
Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	720	720,000
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 03/01/21)(a)(b)	2,707	2,787,398
7.88%, 02/15/25 (Call 02/15/22)(a)(b)	11,558	12,406,993
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/01/21)(a)	2,594	2,649,122
8.25%, 10/15/23 (Call 03/01/21)	5,863	5,942,753
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	4,187	4,255,039
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	4,084	4,150,365
4.13%, 08/15/30 (Call 02/15/25)(a)	5,175	5,385,260

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 12/01/26 (Call 12/01/22)(a)	$6,253	$6,467,791
4.63%, 12/01/29 (Call 12/01/24)(a)	4,768	5,077,920
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	3,216	2,267,955
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	3,075	3,213,375
		277,675,150
Retail — 4.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	3,675	3,668,109
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	4,010	4,069,348
4.00%, 10/15/30 (Call 10/15/25)(a)	14,419	14,310,857
4.25%, 05/15/24 (Call 03/01/21)(a)	4,000	4,070,320
4.38%, 01/15/28 (Call 11/15/22)(a)	4,072	4,153,440
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	2,328	2,480,740
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	1,000	970,380
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	1,942	2,155,620
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	2,075	2,186,531
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	2,115	2,173,163
4.75%, 03/01/30 (Call 03/01/25)(b)	2,421	2,546,166
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(a)(b)	1,440	1,576,800
BCPE Ulysses Intermediate Inc. (8.50% PIK), 7.75%, 04/01/27 (Call 04/01/23)(a)(d)	965	960,175
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/22)(a)(b)	1,253	1,308,596
4.88%, 11/01/25 (Call 03/01/21)(a)(b)	6,832	6,915,350
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	1,982	2,007,171
4.92%, 08/01/34 (Call 02/01/34)(b)	354	339,840
5.17%, 08/01/44 (Call 02/01/44)(b)	2,972	2,713,436
Brinker International Inc.
3.88%, 05/15/23(b)	1,374	1,382,588
5.00%, 10/01/24 (Call 07/01/24)(a)	1,933	2,010,320
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)(b)	1,467	1,569,690
Carvana Co.
5.63%, 10/01/25 (Call 10/01/22)(a)	2,695	2,783,666
5.88%, 10/01/28 (Call 10/01/23)(a)	2,963	3,077,816
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	2,890	3,041,725
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	3,978	4,097,340
8.50%, 10/30/25 (Call 10/30/21)(a)	3,665	3,894,062
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 06/15/23 (Call 02/16/21)	830	822,738
10.00%, 04/15/25 (Call 04/15/22)(a)(b)	3,050	3,396,938
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)(b)	2,652	2,748,931
Gap Inc. (The)
8.38%, 05/15/23(a)	2,485	2,859,316
8.63%, 05/15/25 (Call 05/15/22)(a)	4,055	4,540,383
8.88%, 05/15/27 (Call 05/15/23)(a)	5,345	6,240,287
Golden Nugget Inc.
6.75%, 10/15/24 (Call 03/01/21)(a)(b)	6,808	6,823,658
8.75%, 10/01/25 (Call 03/01/21)(a)(b)	3,279	3,397,864
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	3,224	3,291,543
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)(b)	515	538,819
Security	Par (000)	Value

Retail (continued)
IRB Holding Corp.
6.75%, 02/15/26 (Call 03/01/21)(a)	$3,094	$3,188,274
7.00%, 06/15/25 (Call 06/15/22)(a)	3,939	4,278,030
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	2,340	2,404,467
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	3,586	3,765,300
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	5,489	5,687,976
L Brands Inc.
5.25%, 02/01/28	2,716	2,868,911
5.63%, 10/15/23	2,717	2,941,166
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	5,634	6,306,840
6.69%, 01/15/27(b)	1,600	1,792,000
6.75%, 07/01/36	2,805	3,204,713
6.88%, 07/01/25 (Call 07/01/22)(a)	3,555	3,871,201
6.88%, 11/01/35	4,812	5,578,503
6.95%, 03/01/33(b)	1,730	1,844,180
7.50%, 06/15/29 (Call 06/15/24)	2,836	3,176,320
9.38%, 07/01/25(a)	2,860	3,532,100
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	2,310	2,338,182
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)	2,950	3,122,546
4.63%, 12/15/27 (Call 12/15/22)(a)	2,435	2,568,925
5.25%, 08/01/25 (Call 03/01/21)(a)(b)	1,275	1,322,813
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)(b)	7,489	8,294,067
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	3,745	3,644,746
3.63%, 06/01/24 (Call 03/01/24)(b)	2,965	2,883,463
4.30%, 02/15/43 (Call 08/15/42)(b)	500	370,000
4.50%, 12/15/34 (Call 06/15/34)	1,827	1,493,573
5.13%, 01/15/42 (Call 07/15/41)	982	800,330
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,325	1,478,785
Michaels Stores Inc.
4.75%, 10/01/27 (Call 10/01/23)(a)(b)	1,855	1,901,375
8.00%, 07/15/27 (Call 07/15/22)(a)	2,842	3,045,771
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	1,010	1,010,000
4.75%, 09/15/29 (Call 09/15/24)	2,745	2,937,836
5.63%, 05/01/27 (Call 05/01/22)	1,190	1,273,598
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	1,950	1,944,521
4.38%, 04/01/30 (Call 01/01/30)(b)	2,843	2,837,999
5.00%, 01/15/44 (Call 07/15/43)(b)	4,100	4,041,221
6.95%, 03/15/28(b)	1,600	1,865,736
Park River Holdings Inc., 5.63%, 02/01/29 (Call 02/01/24)(a)	875	869,531
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	2,700	2,760,885
5.50%, 05/15/26 (Call 05/15/21)(b)	3,174	3,291,597
PetSmart Inc.
5.88%, 06/01/25 (Call 03/01/21)(a)	5,863	6,038,890
7.13%, 03/15/23 (Call 03/01/21)(a)	9,200	9,222,540
8.88%, 06/01/25 (Call 02/08/21)(a)	3,896	4,067,697
QVC Inc.
4.38%, 03/15/23	3,561	3,761,306
4.38%, 09/01/28 (Call 06/01/28)	2,530	2,631,200
4.45%, 02/15/25 (Call 11/15/24)(b)	3,198	3,421,860
4.75%, 02/15/27 (Call 11/15/26)	3,251	3,485,478
4.85%, 04/01/24(b)	3,494	3,795,357

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.45%, 08/15/34 (Call 02/15/34)(b)	$1,863	$1,984,095
5.95%, 03/15/43(b)	1,386	1,435,198
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	3,204	3,372,210
7.70%, 02/15/27(b)	1,175	1,175,000
8.00%, 11/15/26 (Call 01/15/23)(a)	3,932	4,226,900
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 03/01/21)	3,427	3,526,811
8.75%, 04/30/25 (Call 04/30/22)(a)(b)	740	813,297
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)	1,850	1,928,625
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)(b)	1,467	1,544,018
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	3,623	3,804,150
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)	1,206	1,278,722
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	10,035	10,236,603
10.75%, 04/15/27 (Call 04/15/22)(a)	5,126	4,971,451
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 03/01/21)	3,549	3,593,433
5.75%, 03/01/25 (Call 03/01/21)(b)	810	818,100
5.88%, 03/01/27 (Call 03/01/22)(b)	1,810	1,886,925
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	1,616	1,725,080
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)(b)	1,630	1,776,980
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)(b)	3,395	3,528,797
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	5,581	5,469,380
3.75%, 11/01/21 (Call 08/01/21)(b)	300	301,500
3.88%, 11/01/23 (Call 08/01/23)(b)	1,680	1,759,800
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	4,324	4,637,490
5.35%, 11/01/43 (Call 05/01/43)(b)	1,096	1,221,163
6.88%, 11/15/37(b)	1,580	2,030,300
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	3,016	3,310,392
		334,441,955
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(b)(e)	1,425	1,481,482

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22	1,078	1,169,630
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	3,191	3,474,201
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	2,500	2,743,750
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	1,520	1,603,600
4.63%, 02/10/26 (Call 02/08/21)(a)(b)	3,616	3,744,820
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)(b)	6,545	6,855,319
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	3,400	3,523,250
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	3,689	3,772,003
4.38%, 10/15/29 (Call 10/15/24)	4,221	4,606,166
Security	Par (000)	Value

Semiconductors (continued)
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	$3,689	$3,810,110
		35,302,849
Software — 1.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)(b)	1,719	1,811,396
Ascend Learning LLC
6.88%, 08/01/25 (Call 03/01/21)(a)(b)	1,367	1,409,719
6.88%, 08/01/25 (Call 03/01/21)(a)	1,105	1,132,625
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	5,130	5,191,304
Blackboard Inc., 10.38%, 11/15/24 (Call 03/01/21)(a)(b)	750	785,625
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)(b)	3,165	3,422,504
9.13%, 03/01/26 (Call 09/01/21)(a)	1,612	1,716,941
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 02/16/21)(a)(b)	1,177	1,190,488
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(a)(b)	3,740	3,833,500
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	4,065	4,227,600
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)(b)	1,454	1,492,691
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	3,224	3,389,214
5.00%, 10/15/24 (Call 07/15/24)	1,836	2,033,370
5.25%, 05/15/29 (Call 05/15/24)(a)	2,881	3,122,457
5.88%, 06/15/26 (Call 06/15/21)	2,328	2,427,347
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 02/08/21)(a)	6,911	7,088,613
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	2,346	2,510,220
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(a)(b)	2,548	2,847,390
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)(b)	1,539	1,587,017
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	1,743	1,969,590
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)(b)	1,438	1,653,700
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	3,675	3,840,375
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	2,150	2,281,688
3.88%, 02/15/31 (Call 06/01/25)(a)	4,925	5,239,215
4.00%, 11/15/29 (Call 11/15/24)(a)	5,136	5,461,674
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	2,399	2,482,965
5.38%, 05/15/27 (Call 05/15/22)(a)	2,179	2,340,420
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	2,464	2,594,284
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	4,263	4,369,575
5.88%, 06/01/26 (Call 06/01/21)(a)	4,546	4,726,931
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	4,814	5,053,256
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	2,362	2,421,050
4.00%, 02/15/28 (Call 02/15/23)(a)	2,913	3,029,520
Rackspace Technology Global Inc., 5.38%, 12/01/28 (Call 12/01/23)(a)(b)	1,565	1,631,513
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/01/21)(a)(b)	1,588	1,091,750
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	2,055	2,055,000

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)	$8,859	$9,095,712
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	9,812	10,391,006
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(a)	1,777	1,777,000
7.50%, 09/01/25 (Call 09/01/21)(a)	8,599	8,835,472
10.50%, 02/01/24 (Call 02/08/21)(a)(b)	4,630	4,641,575
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	815	823,150
		139,026,442
Storage & Warehousing — 0.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 03/01/21)(a)(b)	2,219	2,235,642
Modulaire Global Finance 2 PLC, 10.00%, 08/15/23 (Call 02/08/21)(a)	1,477	1,491,770
		3,727,412
Telecommunications — 7.2%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	6,070	6,115,525
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	7,412	8,310,705
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	2,900	2,990,625
5.50%, 01/15/28 (Call 09/15/22)(a)	5,405	5,627,956
7.38%, 05/01/26 (Call 05/01/21)(a)	21,871	22,875,972
8.13%, 02/01/27 (Call 02/01/22)(a)	8,884	9,794,610
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	5,330	5,665,337
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	5,898	6,279,158
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	2,389	2,527,013
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(a)	2,818	2,923,675
8.00%, 10/15/25 (Call 10/15/21)(a)	1,407	1,505,490
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	5,881	6,034,700
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	7,621	8,068,734
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	3,650	3,883,620
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	5,235	5,637,781
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	3,863	3,829,199
6.00%, 06/15/25 (Call 02/08/21)(a)(b)	6,023	6,150,386
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	10,427	11,139,164
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)(b)	3,975	4,324,124
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/08/21)(a)(b)	1,918	1,983,979
Embarq Corp., 8.00%, 06/01/36(b)	7,251	8,884,940
Escrow RCN Corp., 11.63%, 04/15/23(h)(i)	1,183	85,768
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(a)	3,845	3,986,784
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	4,290	4,610,463
6.75%, 05/01/29 (Call 05/01/24)(a)	3,665	3,849,441
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	4,731	5,028,485
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(a)	670	670,838
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	3,671	4,070,405
6.63%, 08/01/26(b)	4,046	4,576,228
Security	Par (000)	Value

Telecommunications (continued)
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 03/01/21)(a)	$4,405	$4,515,125
9.50%, 09/30/22(a)	2,509	2,810,080
Intrado Corp., 8.50%, 10/15/25 (Call 03/01/21)(a)	4,274	4,220,575
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(e)	3,280	3,469,584
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	4,266	4,244,723
3.75%, 07/15/29 (Call 01/15/24)(a)	2,975	2,991,377
4.25%, 07/01/28 (Call 07/01/23)(a)	6,139	6,290,695
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	5,150	5,350,387
5.25%, 03/15/26 (Call 03/15/21)	3,801	3,919,591
5.38%, 01/15/24 (Call 02/12/21)	3,721	3,724,349
5.38%, 05/01/25 (Call 03/01/21)	4,212	4,326,566
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(a)(d)	13,700	13,772,610
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)(b)	5,030	5,262,638
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	6,345	6,560,868
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	5,060	5,193,888
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	6,540	6,954,505
5.63%, 04/01/25 (Call 01/01/25)(b)	2,933	3,196,970
Series G, 6.88%, 01/15/28(b)	1,759	2,054,688
Series P, 7.60%, 09/15/39	2,157	2,666,268
Series T, 5.80%, 03/15/22(b)	5,120	5,350,400
Series U, 7.65%, 03/15/42(b)	2,461	3,047,210
Series W, 6.75%, 12/01/23	4,334	4,803,394
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	5,685	6,408,644
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	2,200	2,332,000
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	1,797	1,895,296
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	3,492	3,881,812
6.63%, 10/15/26 (Call 10/15/21)(a)	1,870	2,010,194
Nokia OYJ
3.38%, 06/12/22(b)	1,823	1,882,248
4.38%, 06/12/27(b)	3,847	4,224,756
6.63%, 05/15/39(b)	2,137	2,795,474
Plantronics Inc., 5.50%, 05/31/23 (Call 03/01/21)(a)	2,347	2,355,801
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)(b)	2,741	2,796,368
Qwest Corp., 7.25%, 09/15/25(b)	740	889,850
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)(b)	2,870	3,042,200
Sprint Capital Corp.
6.88%, 11/15/28(b)	12,071	15,496,146
8.75%, 03/15/32	9,978	15,241,395
Sprint Communications Inc.
6.00%, 11/15/22(b)	11,391	12,240,199
11.50%, 11/15/21	417	448,788
Sprint Corp.
7.13%, 06/15/24(b)	12,355	14,406,424
7.63%, 02/15/25 (Call 11/15/24)	7,661	9,154,895
7.63%, 03/01/26 (Call 11/01/25)	7,346	9,053,945
7.88%, 09/15/23	20,108	23,224,740
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)(b)	3,045	3,109,402
Telecom Italia Capital SA
6.00%, 09/30/34(b)	4,894	5,857,506
6.38%, 11/15/33(b)	4,698	5,797,449
7.20%, 07/18/36	5,013	6,622,524
7.72%, 06/04/38(b)	4,979	6,995,495

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	$6,582	$7,151,113
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	1,578	1,640,962
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	3,133	3,318,098
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	3,185	3,218,570
2.63%, 02/15/29 (Call 02/15/24)	4,170	4,185,137
2.88%, 02/15/31 (Call 02/15/26)(b)	3,654	3,683,707
4.00%, 04/15/22 (Call 03/16/22)(b)	1,828	1,874,348
4.50%, 02/01/26 (Call 02/08/21)	4,169	4,264,887
4.75%, 02/01/28 (Call 02/01/23)	7,348	7,848,399
5.13%, 04/15/25 (Call 02/08/21)	3,186	3,233,854
5.38%, 04/15/27 (Call 04/15/22)	2,336	2,488,809
6.00%, 03/01/23 (Call 02/08/21)	5,050	5,056,313
6.00%, 04/15/24 (Call 02/08/21)	4,667	4,718,244
6.50%, 01/15/26 (Call 02/08/21)	8,515	8,782,456
United States Cellular Corp., 6.70%, 12/15/33(b)	2,794	3,611,510
ViaSat Inc.
5.63%, 09/15/25 (Call 02/08/21)(a)(b)	3,739	3,824,249
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	3,036	3,191,595
6.50%, 07/15/28 (Call 07/15/23)(a)(b)	2,234	2,412,720
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	6,685	6,669,691
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(e)	10,218	12,703,454
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	7,165	7,254,563
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)(b)	6,963	6,982,636
6.13%, 03/01/28 (Call 03/01/23)(a)	5,758	5,989,284
		542,425,746
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(a)(b)	2,803	2,400,069
Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	1,315	1,336,369
5.45%, 11/01/41 (Call 05/01/41)(b)	1,402	1,549,210
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	3,030	3,341,272
6.20%, 10/01/40(b)	1,052	1,230,840
6.75%, 12/31/25 (Call 02/08/21)(a)	7,375	7,745,962
		15,203,653
Transportation — 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 02/15/21)(a)(b)	3,533	3,224,516
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)(b)	2,705	2,813,200
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/01/21)(a)	1,548	1,540,260
Navios Maritime Holdings Inc./Navios Maritime Finance
II U.S. Inc.
7.38%, 01/15/22 (Call 03/02/21)(a)	550	313,500
11.25%, 08/15/22 (Call 03/02/21)(a)	25	21,636
Teekay Corp., 9.25%, 11/15/22 (Call 03/02/21)(a)(b)	1,207	1,219,070
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)(b)	3,121	3,347,273
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	2,325	2,592,375
XPO CNW Inc., 6.70%, 05/01/34(b)	1,413	1,681,470
Security	Par/ Shares (000)	Value

Transportation (continued)
XPO Logistics Inc.
6.13%, 09/01/23 (Call 03/01/21)(a)(b)	$1,940	$1,971,525
6.25%, 05/01/25 (Call 05/01/22)(a)(b)	6,336	6,803,280
6.75%, 08/15/24 (Call 08/15/21)(a)	5,732	6,062,163
		31,590,268
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(e)	2,086	2,169,440
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 03/01/21)(b)	1,215	1,181,587
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	3,112	3,220,920
6.75%, 03/15/22 (Call 03/01/21)(a)	2,361	2,361,000
9.75%, 08/01/27 (Call 08/01/23)(a)	2,407	2,721,595
		11,654,542
Total Corporate Bonds & Notes — 98.0% (Cost: $7,111,828,035).		7,390,350,603

Floating Rate Loan Interests

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 11/01/25	2,555	2,784,950

Total Floating Rate Loan Interests — 0.0% (Cost: $2,555,000)		2,784,950

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(g)(i)	4	0(j)

Media — 0.0%
AMC Entertainment Inc., (Acquired 7/31/20, Cost:0)(g)(i)(k)	13	168,031

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(g)(i)	0	1,977
Whiting Petroleum Corp.(b)(i)	14	278,516
		280,493
Total Common Stocks — 0.0% (Cost $812,089)		448,524

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(i)	128	1,072,850
Total Warrants — 0.0% (Cost $549,223)		1,072,850

Short-Term Investments

Money Market Funds — 14.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(l)(m)(n)	1,036,771	1,037,393,297

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	65,404	$65,404,000
		1,102,797,297
Total Short-Term Investments — 14.6% (Cost: $1,102,630,637)		1,102,797,297

Total Investments in Securities — 112.6% (Cost: $8,218,374,984)		8,497,454,224

Other Assets, Less Liabilities — (12.6)%		(952,143,759)

Net Assets — 100.0%		$7,545,310,465

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)	Perpetual security with no stated maturity date.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(h)	Issuer filed for bankruptcy and/or is in default. (i) Non-income producing security.
(i)	Non-income producing security.
(j)	Rounds to less than $1.
(k)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $168,031, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$736,661,674	$300,812,992	(a)	$—		$(55,467)	$(25,902)	$1,037,393,297	1,036,771	$681,875	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	101,864,000	—		(36,460,000	)(a)	—	—	65,404,000	65,404	10,498		—
						$(55,467)	$(25,902)	$1,102,797,297		$692,373		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$7,388,622,063	$1,728,540	$7,390,350,603
Floating Rate Loan Interests	—	2,784,950	—	2,784,950
Common Stocks	278,516	—	170,008	448,524
Warrants	—	1,072,850	—	1,072,850
Money Market Funds	1,102,797,297	—	—	1,102,797,297
	$1,103,075,813	$7,392,479,863	$1,898,548	$8,497,454,224

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind